Putnam
High Income
Bond Fund*


ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

8-31-02

*Formerly Putnam High Income Convertible and Bond Fund


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FROM THE TRUSTEES

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Dear Fellow Shareholder:

The volatile market environment that sent investors scrambling to safety presented considerable challenges to Putnam High Income Bond Fund's management teams throughout the 12 months ended August 31, 2002. Although the fund's performance was mildly negative for the full fiscal period, its standing against its primary benchmark, the Merrill Lynch All-Convertible Index, was encouraging. On the following pages, the fund's management teams provide a full discussion of the reasons behind this performance and then present their view of prospects for the months ahead.

We are pleased to report that in August, shareholders approved changes in your fund's investment policy. The changes reflect the fund management teams' desire for more flexibility in light of changing prospects for convertible securities in today's market environment. More details are provided on page 6.

Meanwhile, the economic recovery continues to exhibit signs that it is still very much alive, albeit not as robust as some investors might desire. Productivity continues to improve, interest rates remain low, and inflation is still virtually nonexistent. At some point, we believe investors will recognize these attributes and respond accordingly.
When, as we expect, this negative investor psychology turns positive, both high-yield bonds and convertibles should be among the beneficiaries.

Respectfully yours,

/S/ JOHN A. HILL            /S/ GEORGE PUTNAM, III

John A. Hill                George Putnam, III
Chairman of the Trustees    President of the Funds
October 16, 2002


REPORT FROM FUND MANAGEMENT

This fund is managed by the
Putnam Large-Cap Value and
Core Fixed-Income High-Yield teams

The 2002 fiscal year for Putnam High Income Bond Fund, formerly known as Putnam High Income Convertible and Bond Fund, occurred during one of the most volatile periods in recent memory for both stocks and bonds. Beginning with the terrorist attacks, the fiscal year unfolded with escalating conflict in the Middle East, accounting scandals involving several large, well-known corporations, and concerns over the possibility of war with Iraq, which contributed to rising oil prices. Amid the uncertainty caused by these and other events, investors flocked to high-quality investments, such as high-grade municipal bonds and short- and intermediate-term U.S. Treasuries. Overall, the bond market benefited, as yields across the board have generally declined. However, this decline in yields was in large part responsible for a reduction in the fund's dividend in May 2002. When the average yield of a portfolio declines, the result is a lower level of income available to pay out to shareholders.

Total return for 12 months ended 8/31/02

                 NAV            Market price
-----------------------------------------------------------------------
               -1.71%             -6.77%
-----------------------------------------------------------------------

Past performance does not indicate future results. Performance based on market prices for the shares will vary from performance based on the portfolio's net asset value. Performance information for longer periods begins on page 8.

Since the convertible market is directly linked to the equity market, convertible bonds battled a headwind for most of the year, and the year's challenges were reflected in the negative performance of your fund's primary benchmark, the Merrill Lynch All-Convertible Index. Your fund outperformed this benchmark due to its holdings of high-yield bonds, as well as several portfolio strategies that proved beneficial. The fund also performed very well in its Lipper category (see page 8 for Lipper details). The fund's return at market price showed a greater loss than its return at NAV, primarily because the declining stock market had a dampening effect on convertible bond performance.


[GRAPHIC OMITTED: pie chart PORTFOLIO COMPOSITION]

PORTFOLIO COMPOSITION*

Convertible securities -- 49.6%

Corporate high-yield bonds -- 40.9%

Short-term investments -- 8.4%

Preferred stocks -- 0.4%

Common stocks (including warrants) -- 0.7%


Footnote reads:
*Based on market value as of 8/31/02. Holdings will vary over time.


* "BUSTED" CONVERTIBLES CONTINUED TO SERVE THE FUND WELL

The fund has benefited from its holdings of "busted" convertibles, securities whose underlying stock price has declined so far below the conversion price that the conversion feature no longer has value. These bonds are much less sensitive to equity-market volatility and are more influenced by factors affecting the bond market, such as interest-rate changes. Since busted convertibles also pay higher yields, and since the bond market has generally performed well in the past year, these securities have performed well as a group.

Fund Profile

Putnam High Income Bond Fund seeks high current income as its primary objective and capital appreciation as a secondary objective. The fund invests mainly in fixed-income securities rated below investment grade. The fund may be suitable for investors seeking high current income in exchange for higher risk.

Busted convertibles carry a higher level of risk than other convertibles because of the possibility that the bond issuer could go bankrupt. Therefore, we have been diligent in our analysis and extremely careful making choices. Our research capabilities have allowed us to avoid major defaults in volatile sectors, and we have continued to focus on company-specific factors such as balance-sheet strength, cash flow, and other important fundamentals. A good example of our research is Nextel, a wireless telecommunications provider. We acquired Nextel when the high-yield market was hitting its lows earlier in the year, and this convertible security has appreciated greatly since we acquired it. Another example of a recent busted-convertible acquisition is Elan, an international pharmaceutical firm. Elan is benefiting from favorable demographics and strong performance in the health-care sector, and this holding has also performed well for the fund. The firm has had management problems, which caused the price of its convertibles to decline steeply, but the company now has a new management team in place and, in our view, greater potential for a turnaround.

The credit quality of some high-quality issuers has declined, creating opportunities that have been referred to as "fallen angels." We have acquired positions in several such bonds, including AOL Time Warner and Omnicom. We believe these formerly investment-grade holdings offer attractive value, and have the potential to make solid contributions to the fund's performance. They also help raise the overall credit quality of the portfolio because, while they are no longer investment-grade, many are still solid credits.

* MANAGEMENT HAS REDUCED CONVERTIBLE HOLDINGS TO IMPROVE FOCUS

In the first half of the fiscal year, your fund's managers had focused on small- and mid-capitalization convertibles -- a strategy that proved timely, as these securities far outperformed large-cap convertibles through May of 2002. We sold many of these smaller holdings in the spring of 2002 when the market was strong, which was beneficial because prices subsequently declined in the summer. We were successful in reducing the number of the fund's convertible holdings, which was one of our objectives, and shifting to a large-cap value orientation with higher credit quality. We also added more equity-sensitive convertible bonds because our quantitative models and fundamental research have shown that the equity market is more attractively valued than the fixed-income markets.

Putnam High Income Bond Fund was the number 1 ranked fund in the Lipper Convertible Securities Funds category for the 1-year period ended
9/30/02.

Lipper Inc. ranks funds (without sales charges) with similar current investment styles or objectives as determined by Lipper. For the 1-, 5-, and 10-year periods ending 9/30/02, the fund was ranked 1 out of 9, 5 out of 8, and 4 out of 7 convertible securities funds, respectively.

With a few exceptions, we have moved away from making any kind of sector bets, preferring to keep the portfolio diversified across a range of industries and seeking value in individual holdings through our teams' extensive research capabilities. One exception has been consumer cyclicals, especially media, in which we have been significantly underweight. This underweighting has proved a wise decision, as we have avoided being highly exposed to many of the problematic bonds in this sector.

[GRAPHIC OMITTED: TOP FIVE CONVERTIBLE SECURITY HOLDINGS]

TOP FIVE CONVERTIBLE SECURITY HOLDINGS*

Xerox Corp.
Convertible subordinated debentures,
0.57%, 2018
Technology

Tyco International, Ltd.
Convertible notes, 0%, 2020 (Bermuda)
Conglomerates

Tower Automotive, Inc.
Convertible subordinated notes, 5%, 2004
Automotive

Standard Commercial Corp.
Convertible subordinated debentures,
7.25%, 2007
Consumer staples

Omnicom Group, Inc.
Convertible liquid yield option notes,
0%, 2031
Consumer cyclicals


[GRAPHIC OMITTED: TOP FIVE CORPORATE HIGH-YIELD BOND HOLDINGS]

TOP FIVE CORPORATE HIGH-YIELD BOND HOLDINGS*

Echostar Broadband Corp.
Senior notes, 10.375%, 2007
Consumer staples

Allied Waste North America, Inc.
Company guaranty, series B, 10%, 2009
Commercial and consumer services

Waste Management Inc.
Senior notes, 7.375%, 2010
Commercial and consumer services

Nextel Communications, Inc.
Senior notes, 12%, 2008
Communication services

GS Escrow Corp.
Senior notes, 7.125%, 2005
Financial

*The combined holdings represent 12.3% of the fund's net assets as of 8/31/02. Portfolio holdings will vary over time.


We have made some higher-quality purchases in the beaten-down telecommunications sector, adding holdings such as Nextel, which have performed well since we purchased them. We have also added some large-cap holdings in the financial sector -- primarily insurance companies -- and sold off some technology holdings during a rally in this sector last spring.

* HIGH-YIELD BONDS PROVIDED ASSET CLASS DIVERSIFICATION

The high-yield market helped the fund significantly early in the fiscal year, as high-yield bonds rallied in the final quarter of 2001. In 2002, the same set of factors that plagued the equity and convertible-bond markets also hurt high-yield bonds. Default rates leveled off in January 2002 but have not declined meaningfully since then. The market improved in the spring, but June and July were once again difficult months for high-yield bonds -- primarily as a result of the WorldCom scandal and bankruptcy, which affected the entire market.

Throughout the difficult conditions of 2002, our high-yield bond strategy has been successful. We have kept the fund's high-yield holdings well diversified across a range of industries. We have also emphasized industry sectors that have performed well, including gaming, lodging, and broadcasting. Specific holdings have been helpful as well. Nextel, a large convertible-bond holding for the fund, is also a significant high-yield holding that has performed well. Echostar, a major satellite TV manufacturer and service provider, has also made solid contributions to performance. In general, the fund has benefited from the relative stability and asset class diversification that its high-yield bond holdings have provided.

* OUTLOOK OF CAUTIOUS OPTIMISM

In the current environment of low inflation, low bond yields, the lowest short-term rates in four decades, and increasingly attractive prices in the equity markets, we believe that the larger-capitalization, more equity-sensitive part of the convertible market in which the fund is positioned is the sensible place to be. In the bond market, our view is that the sectors with greater credit risk are poised for the best growth potential over the next several years, as we believe that the rally in high-quality bonds is close to being over. We are optimistic that convertible bonds, which are higher-risk securities offering higher yields, have the potential to perform well in these conditions. However, investors remain highly risk averse, and a significant change in psychology will be required for a strong, sustained stock market recovery.

High-yield bonds also should benefit from improved prospects for a recovering economy, if past experience is any indication. In the early 1990s, when the economy recovered from recession, high-yield bonds performed strongly. While the recovery from this recession may likely take longer, it should still be beneficial for high-yield corporate bonds when it eventually takes place. As always, we will remain cautious, monitoring developments as they occur and making adjustments to the portfolio accordingly.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 8/31/02, there is no guarantee the fund will continue to hold these securities in the future. Lower-rated bonds may offer higher yields in return for more risk.

The fund is managed by the Putnam Large-Cap Value and Core Fixed-Income High-Yield teams. The members of the Large-Cap Value Team are David King (Portfolio Leader), Deborah Kuenstner, Mike Abata, Bart Geer, Cole Lannum, Christopher Miller, Jeanne Mockard, and Hugh Mullin. The members of the Core Fixed-Income High-Yield Team are Jeffrey Kaufman, Geoffrey Kelley, Stephen Peacher, Neil Reiner, Paul Scanlon, Rosemary Thomsen, and Joseph Towell.

Revision of investment policies
and fund name change

At a shareholder meeting in August, the investment policies for the fund were revised. Under the revised investment policies, the fund will invest, under normal circumstances, at least 80% of its net assets in fixed-income securities (including debt instruments and convertible securities) rated below investment grade (e.g., below BBB/Baa) by at least one nationally recognized rating agency (or nonrated securities Putnam believes are of
equivalent credit quality).   Also, the fund's name was changed to Putnam
High Income Bond Fund from Putnam High Income Convertible and Bond Fund.

PUTNAM'S POLICY ON CONFIDENTIALITY

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders' addresses, telephone numbers, Social Security numbers, and the names of their financial advisors. We use this information to assign an account number and to help us maintain accurate records of transactions and account balances.

It is our policy to protect the confidentiality of your information, whether or not you currently own shares of our funds, and in particular, not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we share this information with outside vendors who provide services to us, such as mailing and proxy solicitation. In those cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. We may also share this information with our Putnam affiliates to service your account or provide you with information about other Putnam products or services. It is also our policy to share account information with your financial advisor, if you've listed one on your Putnam account.

If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:30 a.m. to 7:00 p.m., or
Saturdays from 9:00 a.m. to 5:00 p.m. Eastern Time.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy.

TOTAL RETURN FOR PERIODS ENDED 8/31/02

                                        Merrill Lynch       CSFB
                                       All-Convertible   High Yield  Consumer
                    NAV   Market price     Index           Index    price index
-------------------------------------------------------------------------------
1 year            -1.71%    -6.77%         -9.83%         -2.45%       1.69%
-------------------------------------------------------------------------------
5 years            8.16      2.59          22.28           6.38       12.25
Annual average     1.58      0.51           4.11           1.25        2.34
-------------------------------------------------------------------------------
10 years         108.65     93.14         141.95          83.69       28.11
Annual average     7.63      6.80           9.24           6.27        2.51
-------------------------------------------------------------------------------
Life of fund
(since 7/9/87)
Annual average     8.65      7.94             --*          8.14        3.11
-------------------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return, net asset value, and market price will fluctuate and you may have a gain or a loss when you sell your shares. Performance does not reflect taxes on reinvested distributions.

*Index began operations on 12/31/87.

LIPPER INFORMATION:
The average annualized return for the 9 funds in the Lipper Convertible Securities Funds category over the 12 months ended 8/31/02 was -10.63%. Over the 1-, 5- and 10-year periods ended 9/30/02, annualized returns for the category were -6.20%, 0.90% and 7.34%, respectively.


PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 8/31/02

-------------------------------------------------------------------------------
Distributions from common shares
-------------------------------------------------------------------------------
Number                                                    12
-------------------------------------------------------------------------------
Income                                                  $0.622
-------------------------------------------------------------------------------
  Total                                                 $0.622
-------------------------------------------------------------------------------
Share value:                                       NAV        Market price
-------------------------------------------------------------------------------
8/31/01                                          $7.30          $7.45
-------------------------------------------------------------------------------
8/31/02                                           6.56           6.35
-------------------------------------------------------------------------------
Current return (end of period)
-------------------------------------------------------------------------------
Current
dividend
rate 1                                            8.51%          8.79%
-------------------------------------------------------------------------------

1 Most recent distribution, excluding capital gains, annualized and divided by NAV or market price at end of period.


TOTAL RETURN FOR PERIODS ENDED 9/30/02 (most recent calendar quarter)

                                       NAV                  Market price
-------------------------------------------------------------------------------
1 year                                1.34%                    -3.43%
-------------------------------------------------------------------------------
5 years                               3.56                     -3.18
Annual average                        0.70                     -0.64
-------------------------------------------------------------------------------
10 years                            100.95                     79.10
Annual average                        7.23                      6.00
-------------------------------------------------------------------------------
Life of fund
(since 7/9/87)
Annual average                        8.44                      7.62
-------------------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.


COMPARATIVE BENCHMARKS

The Merrill Lynch All-Convertible Index* is an unmanaged index of domestic convertible securities.

The Credit Suisse First Boston (CSFB) High Yield Index* is an unmanaged index of high-yield debt securities.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Lipper Inc. is a third-party industry ranking entity that ranks funds (without sales charges) with similar current investment styles or objectives as determined by Lipper.

*Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal year.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
Putnam High Income Bond Fund

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam High Income Bond Fund (the "fund"), formerly Putnam High Income Convertible and Bond Fund, at August 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 8, 2002



THE FUND'S PORTFOLIO
August 31, 2002

CORPORATE BONDS AND NOTES (41.1%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
Advertising and Marketing Services (0.2%)
-------------------------------------------------------------------------------------------------------------------
           $154,279 Interact Operating Co. notes 14s, 2003 (PIK)                                                $15
            100,000 Lamar Media Corp. company guaranty 9 5/8s, 2006                                         104,000
             40,000 Lamar Media Corp. sr. sub. notes 9 1/4s, 2007                                            41,500
                                                                                                      -------------
                                                                                                            145,515

Automotive (1.2%)
-------------------------------------------------------------------------------------------------------------------
             98,000 Collins & Aikman Products, Inc. company guaranty 11 1/2s, 2006                           91,630
            110,000 Collins & Aikman Products, Inc. company guaranty 10 3/4s, 2011                          108,350
            111,000 Dana Corp. notes 9s, 2011                                                               106,005
             20,000 Dana Corp. notes 7s, 2029                                                                14,200
             30,000 Dana Corp. notes 6 1/4s, 2004                                                            28,500
EUR           4,000 Dana Corp. sr. notes 9s, 2011                                                             3,687
            $25,000 Dana Corp. 144A sr. notes 10 1/8s, 2010                                                  24,750
             30,000 Delco Remy International, Inc. company guaranty 11s, 2009                                20,400
             30,000 Delco Remy International, Inc. company guaranty 10 5/8s, 2006                            21,300
            210,000 Dura Operating Corp. company guaranty Ser. D, 9s, 2009                                  202,650
             90,000 Exide Corp. sr. notes 10s, 2005 (In default) (NON)                                       13,050
             30,000 Federal Mogul Corp. notes 7 7/8s, 2010 (In default) (NON)                                 7,200
             60,000 Federal Mogul Corp. notes 7 3/4s, 2006 (In default) (NON)                                14,400
             20,000 Hayes Lemmerz International, Inc. 144A company guaranty
                    11 7/8s, 2006 (In default) (NON)                                                         14,000
             10,000 Lear Corp. company guaranty Ser. B, 8.11s, 2009                                          10,494
            340,000 Lear Corp. company guaranty Ser. B, 7.96s, 2005                                         355,011
EUR          30,000 Lear Corp. sr. notes 8 1/8s, 2008                                                        29,562
                                                                                                      -------------
                                                                                                          1,065,189

Basic Materials (5.5%)
-------------------------------------------------------------------------------------------------------------------
           $105,000 Acetex Corp. sr. notes 10 7/8s, 2009 (Canada)                                           108,675
             40,000 Airgas, Inc. company guaranty 9 1/8s, 2011                                               42,400
            300,000 AK Steel Corp. company guaranty 7 7/8s, 2009                                            300,000
             10,000 AK Steel Corp. 144A company guaranty 7 3/4s, 2012                                         9,950
             48,560 Anker Coal Group, Inc. company guaranty Ser. B,
                    14 1/4s, 2007 (In default) (NON)                                                         16,510
            120,000 Appleton Papers, Inc. company guaranty Ser. B, 12 1/2s, 2008                            124,200
             70,000 ARCO Chemical Co. debs. 9.8s, 2020                                                       56,700
             40,000 Armco, Inc. sr. notes 8 7/8s, 2008                                                       38,000
            155,000 Avecia Group PLC company guaranty 11s, 2009
                    (United Kingdom)                                                                        148,025
             80,000 Better Minerals & Aggregates Co. company guaranty 13s, 2009                              68,000
             50,000 Compass Minerals Group, Inc. company guaranty 10s, 2011                                  51,750
            278,000 Equistar Chemicals LP/Equistar Funding Corp. company
                    guaranty 10 1/8s, 2008                                                                  266,880
            120,000 Four M Corp. sr. notes Ser. B, 12s, 2006                                                122,400
             20,000 Georgia Gulf Corp. company guaranty 10 3/8s, 2007                                        21,250
             38,000 Georgia-Pacific Corp. debs. 9 1/2s, 2011                                                 35,717
             63,000 Georgia-Pacific Corp. notes 8 1/8s, 2011                                                 57,631
            228,000 Hercules, Inc. company guaranty 11 1/8s, 2007                                           247,380
            250,000 Huntsman ICI Chemicals, Inc. company guaranty 10 1/8s, 2009                             222,500
            130,000 Huntsman ICI Holdings sr. disc. notes zero %, 2009                                       28,600
            110,000 IMC Global, Inc. company guaranty Ser. B, 11 1/4s, 2011                                 118,151
             70,000 IMC Global, Inc. company guaranty Ser. B, 10 7/8s, 2008                                  75,305
            177,000 ISP Chemco, Inc. company guaranty Ser. B, 10 1/4s, 2011                                 177,000
             10,000 Kaiser Aluminum & Chemical Corp. sr. notes Ser. B, 10 7/8s,
                    2006 (In default) (NON)                                                                   7,400
            305,000 Kaiser Aluminum & Chemical Corp. sr. sub. notes 12 3/4s,
                    2003 (In default) (NON)                                                                  41,175
            180,000 LTV Corp. company guaranty 11 3/4s, 2009 (In default) (NON)                                 900
             30,000 Lyondell Chemical Co. bonds 11 1/8s, 2012                                                30,900
            210,000 Lyondell Chemical Co. sec. notes Ser. B, 9 7/8s, 2007                                   206,850
             80,000 Lyondell Chemical Co. sr. sub. notes 10 7/8s, 2009                                       69,600
            180,000 Millenium America, Inc. company guaranty 9 1/4s, 2008                                   187,200
             70,000 Norske Skog Canada, Ltd. company guaranty 8 5/8s, 2011
                    (Canada)                                                                                 67,200
            130,000 Nortek, Inc. sr. notes Ser. B, 8 7/8s, 2008                                             128,700
             10,000 Nortek, Inc. sr. sub. notes Ser. B, 9 7/8s, 2011                                          9,650
             20,000 Nortek, Inc. 144A sr. notes Ser. B, 9 1/8s, 2007                                         20,250
             50,000 Noveon, Inc. company guaranty Ser. B, 11s, 2011                                          53,750
            137,000 OM Group, Inc. company guaranty 9 1/4s, 2011                                            137,000
             80,000 Oregon Steel Mills, Inc. 144A 1st mtge. 10s, 2009                                        82,000
             46,000 P&L Coal Holdings Corp. company guaranty Ser. B, 9 5/8s, 2008                            48,300
            115,000 Pacifica Papers, Inc. sr. notes 10s, 2009 (Canada)                                      115,863
             75,504 PCI Chemicals Canada sec. sr. notes 10s, 2008 (Canada)                                   49,833
             25,168 Pioneer Companies, Inc. sec. FRN 5.355s, 2006                                            16,359
             70,000 Polymer Group, Inc. company guaranty Ser. B, 9s, 2007
                    (In default) (NON)                                                                       11,900
             30,000 Polymer Group, Inc. company guaranty Ser. B, 8 3/4s, 2008
                    (In default) (NON)                                                                        5,100
            128,000 Potlatch Corp. company guaranty 10s, 2011                                               137,600
            250,000 Riverwood International Corp. company guaranty 10 7/8s, 2008                            253,750
             80,000 Royster-Clark, Inc. 1st mtge. 10 1/4s, 2009                                              56,000
            120,000 Steel Dynamics, Inc. 144A sr. notes 9 1/2s, 2009                                        121,800
             75,000 Sterling Chemicals Holdings sr. disc. notes 13 1/2s, 2008
                    (In default) (NON)                                                                          375
            120,000 Stone Container Corp. sr. notes 9 3/4s, 2011                                            126,000
             70,000 Stone Container Corp. sr. notes 9 1/4s, 2008                                             73,325
             50,000 Stone Container Corp. 144A company guaranty
                    11 1/2s, 2006 (Canada)                                                                   53,000
             80,000 Stone Container Corp. 144A sr. notes 8 3/8s, 2012                                        81,000
            310,000 Tembec Industries, Inc. company guaranty 8 5/8s, 2009 (Canada)                          312,325
             30,000 Texas Petrochemical Corp. sr. sub. notes 11 1/8s, 2006                                   21,900
             49,000 United States Steel, LLC sr. notes 10 3/4s, 2008                                         49,490
            130,000 WCI Steel, Inc. sr. notes Ser. B, 10s, 2004                                              61,100
              5,500 Weirton Steel Corp. sr. notes FRN 10s, 2008                                               1,650
            100,000 Wheeling-Pittsburgh Steel Corp. sr. notes 9 1/4s, 2007
                    (In default) (NON)                                                                        2,000
             40,000 WHX Corp. sr. notes 10 1/2s, 2005                                                        32,000
                                                                                                      -------------
                                                                                                          5,010,269

Building Materials (0.4%)
-------------------------------------------------------------------------------------------------------------------
            150,000 American Standard Companies, Inc. company guaranty
                    7 3/8s, 2005                                                                            151,875
             30,000 Atrium Companies, Inc. company guaranty Ser. B, 10 1/2s, 2009                            28,950
             40,000 Building Materials Corp. company guaranty 8s, 2008                                       32,400
            105,000 Dayton Superior Corp. company guaranty 13s, 2009                                        101,850
                                                                                                      -------------
                                                                                                            315,075

Capital Goods (3.0%)
-------------------------------------------------------------------------------------------------------------------
             95,000 ABB Finance, Inc. company guaranty Ser. E MTN, 6 3/4s, 2004                              78,660
            120,000 AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                        116,400
            190,000 AGCO Corp. company guaranty 9 1/2s, 2008                                                197,600
            150,000 Argo-Tech Corp. company guaranty Ser. D, 8 5/8s, 2007                                   127,500
             90,000 BE Aerospace, Inc. sr. sub. notes 9 1/2s, 2008                                           81,900
             30,000 BE Aerospace, Inc. sr. sub. notes Ser. B, 8 7/8s, 2011                                   26,550
            110,000 BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                       95,700
             80,000 Berry Plastics Corp. 144A sr. sub. notes 10 3/4s, 2012                                   80,400
            180,000 Blount, Inc. company guaranty 13s, 2009                                                 107,100
            190,000 Briggs & Stratton company guaranty 8 7/8s, 2011                                         196,640
             90,000 Buhrmann US, Inc. company guaranty 12 1/4s, 2009                                         91,350
             55,000 Day International Group, Inc. company guaranty 9 1/2s, 2008                              42,350
             60,000 Decrane Aircraft Holdings Co. company guaranty Ser. B,
                    12s, 2008                                                                                52,200
            104,000 Flowserve Corp. company guaranty 12 1/4s, 2010                                          114,400
             40,000 Fonda Group, Inc. sr. sub. notes Ser. B, 9 1/2s, 2007                                    30,000
            330,000 Grove Holdings, LLC debs. stepped-coupon zero %
                    (11 5/8s, 5/1/03), 2009 (In default) (NON) (STP)                                              1
            140,000 Hexcel Corp. sr. sub. notes 9 3/4s, 2009                                                100,100
             50,000 IESI Corp. 144A sr. sub. notes 10 1/4s, 2012                                             47,500
             90,000 Insilco Holding Co. sr. disc. notes stepped-coupon zero %
                    (14s, 8/15/03), 2008 (STP)                                                                4,500
             60,000 JLG Industries, Inc. 144A sr. sub. notes 8 3/8s, 2012                                    57,600
             40,000 L-3 Communications Corp. company guaranty Ser. B, 8s, 2008                               41,400
             45,000 L-3 Communications Corp. sr. sub. notes 8 1/2s, 2008                                     46,575
             50,000 L-3 Communications Corp. 144A sr. sub. notes 7 5/8s, 2012                                51,500
             42,000 Manitowoc Company, Inc. (The) 144A sr. sub. notes
                    10 1/2s, 2012                                                                            43,680
             70,000 Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                              70,350
            125,000 Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                  116,875
             20,000 Owens-Illinois, Inc. debs. 7.8s, 2018                                                    15,600
             90,000 Owens-Illinois, Inc. debs. 7 1/2s, 2010                                                  75,600
             30,000 Owens-Illinois, Inc. sr. notes 8.1s, 2007                                                26,100
            250,000 Owens-Illinois, Inc. sr. notes 7.35s, 2008                                              215,000
             60,000 Pliant Corp. company guaranty 13s, 2010                                                  60,300
             80,000 Roller Bearing Company of America company guaranty
                    Ser. B, 9 5/8s, 2007                                                                     77,600
             10,000 Terex Corp. company guaranty 8 7/8s, 2008                                                 9,750
             20,000 Terex Corp. company guaranty Ser. B, 10 3/8s, 2011                                       20,700
            140,000 Terex Corp. company guaranty Ser. D, 8 7/8s, 2008                                       137,200
             50,000 Trimas Corp. 144A sr. sub. notes 9 7/8s, 2012                                            49,750
                                                                                                      -------------
                                                                                                          2,706,431

Commercial and Consumer Services (1.9%)
-------------------------------------------------------------------------------------------------------------------
            393,000 Allied Waste North America, Inc. company guaranty
                    Ser. B, 10s, 2009                                                                       389,070
             36,000 Allied Waste North America, Inc. company guaranty
                    Ser. B, 8 7/8s, 2008                                                                     36,090
            157,000 Allied Waste North America, Inc. company guaranty
                    Ser. B, 8 1/2s, 2008                                                                    155,430
             13,000 Allied Waste North America, Inc. company guaranty
                    Ser. B, 7 7/8s, 2009                                                                     12,708
            120,000 Allied Waste North America, Inc. company guaranty
                    Ser. B, 7 5/8s, 2006                                                                    118,200
             40,000 Browning-Ferris Industries, Inc. sr. notes 6 3/8s, 2008                                  35,200
            190,000 Coinmach Corp. sr. notes 9s, 2010                                                       192,850
            160,000 Iron Mountain, Inc. company guaranty 8 5/8s, 2013                                       163,200
             40,000 Iron Mountain, Inc. company guaranty 8 1/8s, 2008 (Canada)                               38,000
             60,000 Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                             51,000
            135,000 Sequa Corp. sr. notes Ser. B, 8 7/8s, 2008                                              125,550
             30,000 United Rentals (North America), Inc. company guaranty
                    Ser. B, 10 3/4s, 2008                                                                    31,350
            380,000 Waste Management, Inc. sr. notes 7 3/8s, 2010                                           386,365
                                                                                                      -------------
                                                                                                          1,735,013

Communication Services (2.7%)
-------------------------------------------------------------------------------------------------------------------
            100,000 360Networks, Inc. sr. notes 13s, 2008 (Canada) (In default) (NON)                            10
             80,000 Airgate PCS, Inc. sr. sub. notes stepped-coupon zero %
                    (13 1/2s, 10/1/04), 2009 (STP)                                                           20,000
             80,000 Alamosa Delaware, Inc. company guaranty 13 5/8s, 2011                                    29,600
             10,000 Alamosa Delaware, Inc. company guaranty 12 1/2s, 2011                                     3,200
            131,000 Alamosa PCS Holdings, Inc. company guaranty stepped-coupon
                    zero % (12 7/8s, 2/15/05), 2010 (STP)                                                    17,030
             40,000 Allegiance Telecom, Inc. sr. notes 12 7/8s, 2008                                          7,100
            160,000 American Cellular Corp. company guaranty 9 1/2s, 2009                                    21,600
            170,000 American Tower Corp. sr. notes 9 3/8s, 2009                                             105,400
             20,000 Arch Communications, Inc. sr. notes 13 3/4s, 2008 (In default) (NON)                        100
             30,000 Asia Global Crossing, Ltd. sr. notes 13 3/8s, 2010 (Bermuda)
                    (In default) (NON)                                                                        4,800
              4,000 AT&T Wireless Services, Inc. notes 8 1/8s, 2012                                           3,425
             80,000 AT&T Wireless Services, Inc. sr. notes 7 7/8s, 2011                                      68,086
             80,000 Birch Telecommunications, Inc. sr. notes 14s, 2008 (In default) (NON)                       800
             16,591 Call-Net Enterprises, Inc. company guaranty 10 5/8s, 2008
                    (Canada) (In default) (NON)                                                               2,945
            105,000 Crown Castle International Corp. sr. notes 10 3/4s, 2011                                 70,875
            121,000 Crown Castle International Corp. sr. notes 9 3/8s, 2011                                  75,625
            400,000 Cybernet Internet Services International, Inc. 144A sr. disc. notes
                    stepped-coupon zero % (13s, 8/15/04), 2009 (Denmark) (STP)                                   40
             40,000 Dobson Communications Corp. sr. notes 10 7/8s, 2010                                      28,800
            130,000 Dobson/Sygnet Communications, Inc. sr. notes 12 1/4s, 2008                               78,000
            150,000 Equinix, Inc. sr. notes 13s, 2007 (In default) (NON)                                     15,000
             70,000 Flag, Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda) (In default) (NON)                       1,750
             10,000 Global Crossing Holdings, Ltd. company guaranty 9 5/8s,
                    2008 (Bermuda) (In default) (NON)                                                           100
            110,000 Global Crossing Holdings, Ltd. company guaranty 9 1/2s,
                    2009 (Bermuda) (In default) (NON)                                                         1,238
            230,000 Global Crossing Holdings, Ltd. company guaranty 9 1/8s,
                    2006 (Bermuda) (In default) (NON)                                                         2,300
             80,000 Globix Corp. sr. notes 12 1/2s, 2010 (In default) (NON)                                  13,200
             90,000 Horizon PCS, Inc. company guaranty 13 3/4s, 2011                                         27,900
             10,000 Hyperion Telecommunications Corp., Inc. sr. disc. notes
                    Ser. B, 13s, 2003 (In default) (NON)                                                         35
             80,000 Hyperion Telecommunications Corp., Inc. sr. sub. notes
                    12s, 2007 (In default) (NON)                                                                259
            140,000 iPCS, Inc. sr. disc. notes stepped-coupon zero %
                    (14s, 7/15/05), 2010 (STP)                                                               20,300
             60,000 IWO Holdings, Inc. company guaranty 14s, 2011                                            20,400
             80,000 Leap Wireless International, Inc. company guaranty
                    12 1/2s, 2010                                                                             8,800
            200,000 McCaw International, Ltd. sr. disc. notes 13s, 2007 (In default) (NON)                   10,000
             30,000 Metrocall, Inc. sr. sub. notes 11s, 2008 (In default) (NON)                                 300
             30,000 Metrocall, Inc. sr. sub. notes 10 3/8s, 2007 (In default) (NON)                             150
             30,000 Metrocall, Inc. sr. sub. notes 9 3/4s, 2007 (In default) (NON)                              600
             10,000 Metromedia Fiber Network, Inc. sr. notes 10s, 2009 (In default) (NON)                        75
            170,000 Metromedia Fiber Network, Inc. sr. notes Ser. B, 10s, 2008
                    (In default) (NON)                                                                        1,275
            105,000 Microcell Telecommunications sr. disc. notes Ser. B, 14s, 2006
                    (Canada)                                                                                    919
             45,000 Millicom International Cellular SA sr. disc. notes 13 1/2s, 2006
                    (Luxembourg)                                                                             13,950
             64,000 Nextel Communications, Inc. sr. disc. notes stepped-coupon
                    zero % (9 3/4s, 10/31/02), 2007 (STP)                                                    48,320
            450,000 Nextel Communications, Inc. sr. notes 12s, 2008                                         382,500
            154,000 Nextel Communications, Inc. sr. notes 9 1/2s, 2011                                      118,580
             67,000 Nextel Communications, Inc. sr. notes 9 3/8s, 2009                                       51,088
             30,000 Nextel Communications, Inc. 144A sr. disc. notes stepped-coupon
                    zero % (10.65s, 9/15/02), 2007 (STP)                                                     23,850
             80,000 Nextel Partners, Inc. sr. notes 12 1/2s, 2009                                            48,800
             80,000 Nextel Partners, Inc. sr. notes 11s, 2010                                                47,200
             90,000 NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008
                    (In default) (NON)                                                                       11,250
            100,000 Orbital Imaging Corp. sr. notes Ser. B, 11 5/8s, 2005
                    (In default) (NON)                                                                       17,000
            100,000 PanAmSat Corp. 144A sr. notes 8 1/2s, 2012                                               92,000
             20,000 PSINet, Inc. sr. notes 11 1/2s, 2008 (In default) (NON)                                   1,900
            550,000 Qwest Capital Funding, Inc. company guaranty 7 1/4s, 2011                               310,750
             77,000 Qwest Corp. notes 7 5/8s, 2003                                                           71,605
             69,277 Rhythms Netconnections, Inc. sr. notes Ser. B, 14s, 2010
                    (In default) (NON)                                                                        3,116
             10,000 Rogers Cablesystems, Ltd. sr. notes Ser. B, 10s, 2005 (Canada)                            9,950
             80,000 Rogers Cablesystems, Ltd. sr. sub. notes 8.8s, 2007 (Canada)                             32,000
             70,000 Rogers Wireless, Inc. sec. notes 9 5/8s, 2011 (Canada)                                   49,000
             89,000 RSL Communications, Ltd. company guaranty 12 1/4s,
                    2006 (Bermuda) (In default) (NON)                                                         1,780
             45,000 Rural Cellular Corp. sr. sub. notes Ser. B, 9 5/8s, 2008                                 25,650
            130,000 SBA Communications Corp. sr. notes 10 1/4s, 2009                                         74,100
            210,000 Spectrasite Holdings, Inc. sr. disc. notes stepped-coupon
                    zero % (11 1/8s, 4/15/04), 2009 (STP)                                                    33,600
             90,000 Startec Global Communications Corp. sr. notes 12s, 2008
                    (In default) (NON)                                                                        1,800
             40,000 Tele1 Europe BV sr. notes 13s, 2009 (Netherlands)                                         4,400
             55,000 Telehub Communications Corp. company guaranty 13 7/8s,
                    2005 (In default) (NON)                                                                       1
            180,000 Time Warner Telecom, Inc. sr. notes 9 3/4s, 2008                                         78,300
            100,000 Triton PCS, Inc. company guaranty 9 3/8s, 2011                                           79,000
             40,000 Triton PCS, Inc. company guaranty zero %, 2008                                           29,200
             50,000 TSI Telecommunication Services, Inc. company guaranty
                    Ser. B, 12 3/4s, 2009                                                                    46,000
            210,000 UbiquiTel Operating Co. company guaranty stepped-coupon
                    zero % (14s, 4/15/05), 2010 (STP)                                                        16,800
            120,000 US UnWired, Inc. company guaranty stepped-coupon Ser. B,
                    zero % (13 3/8s, 11/1/04), 2009 (STP)                                                    24,000
             90,000 WebLink Wireless, Inc. sr. disc. notes stepped-coupon zero %
                    (11 1/4s, 2/1/03), 2008 (In default) (NON) (STP)                                            225
             80,000 Williams Communications Group, Inc. sr. notes 11 7/8s,
                    2010 (In default) (NON)                                                                   8,800
            160,000 Williams Communications Group, Inc. sr. notes 11.7s,
                    2008 (In default) (NON)                                                                  17,600
             30,000 Williams Communications Group, Inc. sr. notes 10.7s,
                    2007 (In default) (NON)                                                                   3,375
                                                                                                      -------------
                                                                                                          2,439,527

Conglomerates (0.4%)
-------------------------------------------------------------------------------------------------------------------
             13,000 Tyco International Group SA company guaranty
                    6 3/4s, 2011 (Luxembourg)                                                                10,725
            336,000 Tyco International Group SA company guaranty
                    6 3/8s, 2006 (Luxembourg)                                                               294,000
             26,000 Tyco International Group SA company guaranty
                    6 3/8s, 2005 (Luxembourg)                                                                23,010
             55,000 Tyco International Group SA notes 6 3/8s, 2011
                    (Luxembourg)                                                                             45,375
                                                                                                      -------------
                                                                                                            373,110

Consumer Goods (0.6%)
-------------------------------------------------------------------------------------------------------------------
            130,000 Jostens, Inc. sr. sub. notes 12 3/4s, 2010                                              146,250
            155,000 Samsonite Corp. sr. sub. notes 10 3/4s, 2008                                            117,800
            163,000 Sealy Mattress Co. sr. sub. notes Ser. B, 9 7/8s, 2007                                  132,030
            150,000 Tekni-Plex, Inc. company guaranty Ser. B, 12 3/4s, 2010                                 150,000
                                                                                                      -------------
                                                                                                            546,080

Consumer Staples (5.9%)
-------------------------------------------------------------------------------------------------------------------
            160,000 Acme Television company guaranty 10 7/8s, 2004                                          156,800
             10,000 Adelphia Communications Corp. notes Ser. B, 9 7/8s,
                    2005 (In default) (NON)                                                                   3,350
             20,000 Adelphia Communications Corp. sr. notes 10 7/8s,
                    2010 (In default) (NON)                                                                   6,800
            210,000 Adelphia Communications Corp. sr. notes 10 1/4s,
                    2011 (In default) (NON)                                                                  74,025
            235,000 Adelphia Communications Corp. sr. notes Ser. B, 9 7/8s,
                    2007 (In default) (NON)                                                                  78,725
             10,000 Adelphia Communications Corp. sr. notes Ser. B,
                    7 3/4s, 2009 (In default) (NON)                                                           3,375
            101,000 Affinity Group Holdings sr. notes 11s, 2007                                              98,980
            185,000 AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                     171,588
            110,000 Armkel, LLC/Armkel Finance sr. sub. notes 9 1/2s, 2009                                  116,325
              3,000 Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                                    1,740
            185,000 Aurora Foods, Inc. 144A sr. sub. notes Ser. D, 9 7/8s, 2007                             107,300
              2,044 Australis Media, Ltd. sr. disc. notes 15 3/4s, 2003 (Australia)
                    (In default) (NON) (PIK)                                                                      1
             70,000 Benedek Communications Corp. sr. disc. notes 13 1/4s,
                    2006 (In default) (NON)                                                                  74,200
            235,000 British Sky Broadcasting PLC company guaranty 8.2s,
                    2009 (United Kingdom)                                                                   240,242
            190,000 Chancellor Media Corp. company guaranty 8s, 2008                                        191,900
            250,000 Charter Communications Holdings, LLC sr. notes 11 1/8s, 2011                            170,000
             30,000 Charter Communications Holdings, LLC sr. notes 10 3/4s, 2009                             21,000
            120,000 Charter Communications Holdings, LLC/Capital Corp. sr. disc.
                    notes stepped-coupon zero % (11 3/4s, 5/15/06), 2011 (STP)                               48,000
             60,000 Charter Communications Holdings, LLC/Capital Corp. sr. disc.
                    notes stepped-coupon zero % (11 3/4s, 1/15/05), 2010 (STP)                               24,000
             10,000 Charter Communications Holdings, LLC/Capital Corp. sr. notes
                    9 5/8s, 2009                                                                              7,000
            151,000 Charter Communications Holdings, LLC/Capital Corp. sr. notes
                    8 5/8s, 2009                                                                            104,190
             10,000 Charter Communications Holdings, LLC/Capital Corp. sr. notes
                    8 1/4s, 2007                                                                              6,900
             10,000 Cinemark USA, Inc. sr. sub. notes Ser. B, 9 5/8s, 2008                                    9,200
             70,000 Cinemark USA, Inc. sr. sub. notes Ser. B, 8 1/2s, 2008                                   63,700
             70,000 Constellation Brands, Inc. company guaranty Ser. B, 8s, 2008                             73,500
             10,000 CSC Holdings, Inc. debs. 7 5/8s, 2018                                                     7,495
             40,000 CSC Holdings, Inc. sr. notes 7 7/8s, 2007                                                34,320
            250,000 CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011                                       205,313
             60,000 CSC Holdings, Inc. sr. sub. debs. 10 1/2s, 2016                                          45,600
             40,000 Del Monte Corp. company guaranty Ser. B, 9 1/4s, 2011                                    40,400
            215,000 Diamond Cable Communications PLC sr. disc. notes 10 3/4s,
                    2007 (United Kingdom) (In default) (NON)                                                 29,025
            271,000 Diva Systems Corp. sr. disc. notes stepped-coupon Ser. B, zero %
                    (12 5/8s, 3/1/03), 2008 (In default) (NON) (STP)                                         33,536
             55,000 Doane Pet Care Co. sr. sub. debs. 9 3/4s, 2007                                           46,063
             28,000 Domino's, Inc. company guaranty Ser. B, 10 3/8s, 2009                                    30,240
             20,000 Eagle Family Foods company guaranty Ser. B, 8 3/4s, 2008                                 14,800
            500,000 Echostar Broadband Corp. sr. notes 10 3/8s, 2007                                        505,000
            120,000 Echostar DBS Corp. 144A sr. notes 9 1/8s, 2009                                          117,000
             40,000 Elizabeth Arden, Inc. sec. notes Ser. B, 11 3/4s, 2011                                   40,600
             30,000 Emmis Communications Corp. company guaranty
                    Ser. B, 8 1/8s, 2009                                                                     29,850
             31,000 Emmis Communications Corp. sr. disc. notes stepped-coupon
                    zero % (12 1/2s, 3/15/06), 2011 (STP)                                                    21,700
            104,000 Fleming Companies, Inc. company guaranty 10 1/8s, 2008                                  101,920
             20,000 French Fragrances, Inc. company guaranty Ser. D, 10 3/8s, 2007                           18,400
             30,000 Granite Broadcasting Corp. sr. sub. notes 9 3/8s, 2005                                   25,800
             80,000 Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                   67,200
             39,000 Insight Communications Company, Inc. sr. disc. notes
                    stepped-coupon zero % (12 1/4s, 2/15/06), 2011 (STP)                                     12,675
             30,000 International Cabletel, Inc. sr. disc. notes 11 1/2s, 2006
                    (In default) (NON)                                                                        4,500
              5,000 Knology Holdings, Inc. sr. disc. notes stepped-coupon zero %
                    (11 7/8s, 10/15/02), 2007 (STP)                                                           1,950
             55,000 LIN Television Corp. company guaranty 8 3/8s, 2008                                       55,550
             30,000 Mediacom LLC/Mediacom Capital Corp. sr. notes 9 1/2s, 2013                               24,600
            110,000 North Atlantic Trading Co. company guaranty Ser. B, 11s, 2004                           108,900
            300,000 NTL Communications Corp. sr. notes Ser. B, 11 7/8s, 2010
                    (In default) (NON)                                                                       45,000
            120,000 NTL Communications Corp. sr. notes Ser. B, 11 1/2s, 2008
                    (In default) (NON)                                                                       18,000
             50,000 ONO Finance PLC sr. notes 13s, 2009 (United Kingdom)                                      9,750
             10,000 Pegasus Communications Corp. sr. notes Ser. B, 9 3/4s, 2006                               4,600
             75,000 Pegasus Satellite sr. notes 12 3/8s, 2006                                                36,750
            115,000 Playtex Products, Inc. company guaranty 9 3/8s, 2011                                    122,763
             80,000 Premier International Foods PLC sr. notes 12s, 2009
                    (United Kingdom)                                                                         84,800
            160,000 RAB Enterprises, Inc. company guaranty 10 1/2s, 2005                                     78,400
             30,000 Radio One, Inc. company guaranty Ser. B, 8 7/8s, 2011                                    30,750
            100,000 Regal Cinemas, Inc. company guaranty Ser. B, 9 3/8s, 2012                               102,500
            110,000 Revlon Consumer Products sr. notes 9s, 2006                                              67,650
            125,000 Rite Aid Corp. 144A notes 6 1/8s, 2008                                                   73,125
             95,000 Sbarro, Inc. company guaranty 11s, 2009                                                  93,100
            100,000 Silver Cinemas, Inc. sr. sub. notes 10 1/2s, 2005 (In default) (NON)                         10
             30,000 Sinclair Broadcast Group, Inc. company guaranty 9s, 2007                                 30,375
             75,000 Sinclair Broadcast Group, Inc. sr. sub. notes 8 3/4s, 2007                               75,750
            283,000 Six Flags, Inc. sr. notes 8 7/8s, 2010                                                  246,210
             40,000 Southland Corp. debs. Ser. A, 4 1/2s, 2004                                               37,600
             20,000 Southland Corp. sr. sub. debs. 5s, 2003                                                  19,600
             70,000 Stater Brothers Holdings sr. notes 10 3/4s, 2006                                         72,100
            290,000 TeleWest Communications PLC debs. 11s, 2007
                    (United Kingdom)                                                                         47,850
             20,000 Tricon Global Restaurants, Inc. sr. notes 8 7/8s, 2011                                   21,500
            210,000 Tricon Global Restaurants, Inc. sr. notes 7.65s, 2008                                   215,250
             50,000 Tricon Global Restaurants, Inc. sr. notes 7.45s, 2005                                    51,250
            570,000 United Pan-Europe NV sr. disc. notes stepped-coupon zero %
                    (13 3/4s, 2/1/05), 2010 (Netherlands) (STP)                                              22,800
             90,000 XM Satellite Radio Holdings, Inc. sec. notes 14s, 2010                                   31,050
            210,000 Young Broadcasting, Inc. company guaranty 10s, 2011                                     193,200
                                                                                                      -------------
                                                                                                          5,307,011

Energy (3.0%)
-------------------------------------------------------------------------------------------------------------------
            140,000 Belco Oil & Gas Corp. sr. sub. notes Ser. B, 8 7/8s, 2007                               143,150
             90,000 BRL Universal Equipment sec. notes 8 7/8s, 2008                                          92,025
             33,000 Chesapeake Energy Corp. company guaranty 8 3/8s, 2008                                    32,505
             28,000 Chesapeake Energy Corp. company guaranty 8 1/8s, 2011                                    27,580
              6,000 Chesapeake Energy Corp. sr. notes Ser. B, 8 1/2s, 2012                                    5,940
            164,000 Chesapeake Energy Corp. 144A sr. notes 9s, 2012                                         168,100
            110,000 Comstock Resources, Inc. company guaranty 11 1/4s, 2007                                 112,750
             10,000 Comstock Resources, Inc. 144A sr. notes 11 1/4s, 2007                                    10,250
            100,000 Dresser, Inc. company guaranty 9 3/8s, 2011                                              97,500
             79,000 El Paso Energy Partners LP company guaranty Ser. B, 8 1/2s, 2011                         78,210
             60,000 Encore Acquisition Co. 144A sr. sub. notes 8 3/8s, 2012                                  60,300
             80,000 Forest Oil Corp. company guaranty 7 3/4s, 2014                                           78,000
             77,000 Forest Oil Corp. sr. notes 8s, 2008                                                      78,540
             10,000 Hornbeck Offshore Services, Inc. sr. notes 10 5/8s, 2008                                 10,150
             90,000 Leviathan Gas Corp. company guaranty Ser. B, 10 3/8s, 2009                               86,850
             80,000 Magnum Hunter Resources, Inc. company guaranty 9.6s, 2012                                82,000
             80,000 Newfield Exploration Co. sr. notes 7 5/8s, 2011                                          79,200
            150,000 Ocean Energy, Inc. company guaranty Ser. B, 8 3/8s, 2008                                157,205
             20,000 Parker & Parsley Co. sr. notes 8 1/4s, 2007                                              20,700
             90,000 Parker Drilling Co. company guaranty Ser. AI, 10 1/8s, 2009                              88,200
            210,000 Pioneer Natural Resources Co. company guaranty 9 5/8s, 2010                             237,300
             16,000 Pioneer Natural Resources Co. company guaranty 6 1/2s, 2008                              15,760
             80,000 Plans Exploration & Production Co. 144A sr. sub. notes
                    8 3/4s, 2012                                                                             79,400
            115,000 Pogo Producing Co. sr. sub. notes Ser. B, 8 1/4s, 2011                                  117,588
             10,000 Pride International, Inc. sr. notes 10s, 2009                                            10,700
            200,000 Pride Petroleum Services, Inc. sr. notes 9 3/8s, 2007                                   208,500
             50,000 Stone Energy Corp. company guaranty 8 3/4s, 2007                                         51,000
             80,000 Swift Energy Co. sr. sub. notes 10 1/4s, 2009                                            78,400
             40,000 Swift Energy Co. sr. sub. notes 9 3/8s, 2012                                             38,200
             70,000 Trico Marine Services, Inc. 144A sr. notes 8 7/8s, 2012                                  61,250
            140,000 Vintage Petroleum, Inc. sr. sub. notes 9 3/4s, 2009                                     140,700
             50,000 Westport Resources Corp. company guaranty 8 1/4s, 2011                                   51,500
             27,000 XTO Energy, Inc. sr. notes 7 1/2s, 2012                                                  28,080
             40,000 XTO Energy, Inc. 144A sr. sub. notes Ser. B, 8 3/4s, 2009                                42,000
                                                                                                      -------------
                                                                                                          2,669,533

Financial (1.6%)
-------------------------------------------------------------------------------------------------------------------
              8,000 Acme Communications, Inc. sr. disc. notes stepped-coupon
                    Ser. B, zero % (12s, 9/30/02), 2005 (STP)                                                 7,320
             50,000 AMRESCO, Inc. sr. sub. notes Ser. 98-A, 9 7/8s, 2005 (In default) (NON)                  10,000
            120,000 Chevy Chase Savings Bank, Inc. sub. debs. 9 1/4s, 2005                                  119,700
             90,000 Colonial Capital II 144A company guaranty 8.92s, 2027                                    85,393
            160,000 Conseco Finance Trust III, Inc. bonds 8.796s, 2027 (In default) (NON)                       400
            210,000 Conseco, Inc. 144A company guaranty 10 3/4s, 2009
                    (In default) (NON)                                                                       31,500
             10,000 Crescent Real Estate Equities LP FRN 7 1/2s, 2007 (R)                                     9,550
            140,000 Crescent Real Estate Equities LP 144A sr. notes
                    9 1/4s, 2009 (R)                                                                        140,850
            710,000 Finova Group, Inc. notes 7 1/2s, 2009                                                   213,000
            350,000 GS Escrow Corp. sr. notes 7 1/8s, 2005                                                  369,086
             44,000 Imperial Credit Industries, Inc. sec. notes 12s, 2005
                    (In default) (NON)                                                                        3,520
             50,000 iStar Financial, Inc. sr. notes 8 3/4s, 2008                                             51,000
             70,000 Nationwide Credit, Inc. sr. notes Ser. A, 10 1/4s, 2008
                    (In default) (NON)                                                                        4,900
             25,000 Ocwen Capital Trust I company guaranty 10 7/8s, 2027                                     17,500
             54,000 Ocwen Federal Bank sub. debs. 12s, 2005                                                  52,920
            210,000 Sovereign Bancorp, Inc. sr. notes 10 1/2s, 2006                                         233,100
             55,000 Webster Capital Trust I 144A bonds 9.36s, 2027                                           57,287
             70,000 Western Financial Bank sub. debs. 9 5/8s, 2012                                           66,500
                                                                                                      -------------
                                                                                                          1,473,526

Gaming & Lottery (3.3%)
-------------------------------------------------------------------------------------------------------------------
             80,000 Ameristar Casinos, Inc. company guaranty 10 3/4s, 2009                                   86,400
             60,000 Argosy Gaming Co. company guaranty 10 3/4s, 2009                                         64,800
             50,000 Argosy Gaming Co. sr. sub. notes 9s, 2011                                                51,375
            120,000 Boyd Gaming Corp. sr. sub. notes 9 1/2s, 2007                                           123,600
             40,000 Chumash Casino & Resort Enterprise 144A sr. notes 9s, 2010                               41,200
             38,914 Fitzgeralds Gaming Corp. company guaranty Ser. B,
                    12 1/4s, 2004 (In default) (NON)                                                         13,669
            185,000 Harrah's Operating Company, Inc. company guaranty
                    7 1/2s, 2009                                                                            199,103
             50,000 Herbst Gaming, Inc. sec. notes Ser. B, 10 3/4s, 2008                                     52,000
            116,000 Hollywood Casino Corp. company guaranty 11 1/4s, 2007                                   125,860
             68,000 Hollywood Park, Inc. company guaranty Ser. B, 9 1/4s, 2007                               60,180
            215,000 Horseshoe Gaming Holdings company guaranty 8 5/8s, 2009                                 223,063
            210,000 International Game Technology sr. notes 8 3/8s, 2009                                    224,700
            160,000 Majestic Investor Holdings/Majestic Investor Capital Corp.
                    144A company guaranty 11.653s, 2007                                                     148,800
            185,000 Mandalay Resort Group sr. sub. notes Ser. B, 10 1/4s, 2007                              198,413
             10,000 MGM Mirage, Inc. company guaranty 8 1/2s, 2010                                           10,564
            235,000 MGM Mirage, Inc. company guaranty 8 3/8s, 2011                                          241,463
            110,000 Mohegan Tribal Gaming Authority sr. notes 8 1/8s, 2006                                  113,300
             90,000 Mohegan Tribal Gaming Authority sr. sub. notes 8 3/4s, 2009                              92,925
            230,000 Park Place Entertainment Corp. sr. sub. notes 8 7/8s, 2008                              240,350
             70,000 Penn National Gaming, Inc. company guaranty Ser. B,
                    11 1/8s, 2008                                                                            74,200
             80,000 Penn National Gaming, Inc. sr. sub. notes 8 7/8s, 2010                                   78,800
             10,000 Resorts International Hotel and Casino, Inc. company
                    guaranty 11 1/2s, 2009                                                                    9,000
            140,000 Station Casinos, Inc. sr. notes 8 3/8s, 2008                                            145,600
             30,000 Station Casinos, Inc. sr. sub. notes 9 7/8s, 2010                                        32,100
            243,000 Trump Atlantic City Associates company guaranty
                    11 1/4s, 2006                                                                           178,605
            200,000 Venetian Casino Resort, LLC 144A 2nd mtge. 11s, 2010                                    200,500
                                                                                                      -------------
                                                                                                          3,030,570

Health Care (3.1%)
-------------------------------------------------------------------------------------------------------------------
            130,000 ALARIS Medical Systems, Inc. 144A company guaranty
                    9 3/4s, 2006                                                                            130,000
            100,000 ALARIS Medical, Inc. sr. disc. notes stepped-coupon zero %
                    (11 1/8s, 8/1/03), 2008 (STP)                                                            82,000
            215,000 Alderwoods Group, Inc. company guaranty 12 1/4s, 2009                                   206,400
             40,000 Alliance Imaging, Inc. sr. sub. notes 10 3/8s, 2011                                      42,400
            160,000 AmerisourceBergen Corp. sr. notes 8 1/8s, 2008                                          166,400
             70,000 Beverly Enterprises, Inc. sr. notes 9 5/8s, 2009                                         62,300
             40,000 Bio-Rad Labs Corp. sr. sub. notes 11 5/8s, 2007                                          44,200
            100,000 Biovail Corp. sr. sub. notes 7 7/8s, 2010 (Canada)                                       97,679
             60,000 Extendicare Health Services, Inc. 144A sr. notes 9 1/2s, 2010                            59,700
             70,000 Hanger Orthopedic Group, Inc. company guaranty
                    10 3/8s, 2009                                                                            73,850
            260,000 HCA, Inc. notes 8 3/4s, 2010                                                            296,667
             40,000 HCA, Inc. sr. notes 6.95s, 2012                                                          42,029
             44,000 Healthsouth Corp. sr. notes 8 1/2s, 2008                                                 36,520
             11,000 Healthsouth Corp. sr. notes 8 3/8s, 2011                                                  9,350
             81,000 Healthsouth Corp. sr. sub. notes 10 3/4s, 2008                                           68,850
             57,000 Healthsouth Corp. 144A notes 7 5/8s, 2012                                                45,600
             90,000 Integrated Health Services, Inc. sr. sub. notes Ser. A,
                    9 1/2s, 2007 (In default) (NON)                                                               9
             60,000 Integrated Health Services, Inc. sr. sub. notes Ser. A,
                    9 1/4s, 2008 (In default) (NON)                                                               6
             70,000 Kinetic Concepts, Inc. company guaranty Ser. B, 9 5/8s, 2007                             67,900
             90,000 Magellan Health Services, Inc. sr. sub. notes 9s, 2008                                   25,650
             15,000 Magellan Health Services, Inc. 144A sr. notes 9 3/8s, 2007                               10,350
            160,000 Mariner Post-Acute Network, Inc. sr. sub. notes
                    stepped-coupon Ser. B, zero % (10 1/2s, 11/1/02),
                    2007 (In default) (NON) (STP)                                                             1,200
             80,000 Mediq, Inc. company guaranty 11s, 2008 (In default) (NON)                                   800
             90,000 Mediq, Inc. debs. stepped-coupon zero % (13s, 6/1/03),
                    2009 (In default) (NON) (STP)                                                                 9
             80,000 MedQuest, Inc. 144A sr. sub. notes 11 7/8s, 2012                                         79,800
            255,000 Multicare Companies, Inc. sr. sub. notes 9s, 2007 (In default) (NON)                      5,100
             50,000 Omnicare, Inc. company guaranty Ser. B, 8 1/8s, 2011                                     52,000
             70,000 Owens & Minor, Inc. company guaranty 8 1/2s, 2011                                        72,800
            160,000 Quest Diagnostics, Inc. company guaranty 7 1/2s, 2011                                   179,598
             90,000 Rotech Healthcare, Inc. 144A sr. sub. notes 9 1/2s, 2012                                 76,050
            270,000 Service Corp. International notes 6s, 2005                                              232,200
             60,000 Stewart Enterprises, Inc. notes 10 3/4s, 2008                                            64,800
            110,000 Triad Hospitals Holdings company guaranty Ser. B, 11s, 2009                             121,000
            210,000 Triad Hospitals, Inc. company guaranty Ser. B, 8 3/4s, 2009                             218,400
             80,000 Vanguard Health Systems, Inc. company guaranty 9 3/4s, 2011                              81,800
             90,000 Ventas Realty LP/Capital Corp. company guaranty 9s, 2012                                 91,350
                                                                                                      -------------
                                                                                                          2,844,767

Homebuilding (1.1%)
-------------------------------------------------------------------------------------------------------------------
             60,000 Beazer Homes USA, Inc. company guaranty 8 5/8s, 2011                                     59,700
             10,000 D.R. Horton, Inc. company guaranty 8 1/2s, 2012                                           9,650
             90,000 D.R. Horton, Inc. company guaranty 8s, 2009                                              89,100
             30,000 D.R. Horton, Inc. sr. notes 7 7/8s, 2011                                                 28,050
             85,000 Del Webb Corp. sr. sub. debs. 9 3/8s, 2009                                               90,100
             60,000 K. Hovnanian Enterprises, Inc. company guaranty 10 1/2s, 2007                            61,500
             20,000 K. Hovnanian Enterprises, Inc. 144A sr. notes 8s, 2012                                   18,600
            115,000 KB Home sr. sub. notes 9 1/2s, 2011                                                     115,575
            160,000 Lennar Corp. company guaranty Ser. B, 9.95s, 2010                                       172,000
             60,000 Lennar Corp. sr. notes 7 5/8s, 2009                                                      60,000
             10,000 M.D.C. Holdings, Inc. sr. notes 8 3/8s, 2008                                             10,000
             80,000 Ryland Group, Inc. sr. notes 9 3/4s, 2010                                                84,000
             25,000 Schuler Homes, Inc. company guaranty 10 1/2s, 2011                                       25,625
             10,000 Schuler Homes, Inc. company guaranty 9s, 2008                                             9,700
             60,000 Standard Pacific Corp. sr. notes 9 1/2s, 2010                                            58,500
             60,000 Toll Corp. company guaranty 8 1/8s, 2009                                                 58,500
             80,000 WCI Communities, Inc. company guaranty 9 1/8s, 2012                                      73,200
                                                                                                      -------------
                                                                                                          1,023,800

Lodging/Tourism (1.1%)
-------------------------------------------------------------------------------------------------------------------
            200,000 Felcor Lodging LP company guaranty 9 1/2s, 2008 (R)                                     203,000
             30,000 Felcor Lodging LP company guaranty 8 1/2s, 2008 (R)                                      28,800
            300,000 HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008                              280,500
             90,000 HMH Properties, Inc. sr. notes Ser. C, 8.45s, 2008                                       85,950
             30,000 Host Marriott LP company guaranty Ser. G, 9 1/4s, 2007 (R)                               30,300
             40,000 Host Marriott LP sr. notes Ser. E, 8 3/8s, 2006 (R)                                      39,300
            110,000 ITT Corp. notes 6 3/4s, 2005                                                            107,227
            120,000 John Q. Hammons Hotels LP/John Q. Hammons Hotels
                    Finance Corp. III 1st mtge. Ser. B, 8 7/8s, 2012                                        117,900
             70,000 Meristar Hospitality Corp. company guaranty 9 1/8s, 2011 (R)                             65,100
             20,000 Meristar Hospitality Corp. company guaranty 9s, 2008 (R)                                 18,875
             50,000 Starwood Hotels & Resorts Worldwide, Inc. 144A notes
                    7 7/8s, 2012                                                                             48,875
                                                                                                      -------------
                                                                                                          1,025,827

Publishing (1.1%)
-------------------------------------------------------------------------------------------------------------------
             80,000 Belo Corp. sr. notes 7 1/8s, 2007                                                        82,146
             40,000 CanWest Media, Inc. sr. sub. notes 10 5/8s, 2011 (Canada)                                42,000
             90,000 Garden State Newspapers, Inc. sr. sub. notes Ser. B, 8 3/4s, 2009                        88,200
             40,000 Hollinger International Publishing, Inc. company guaranty
                    9 1/4s, 2007                                                                             41,000
            111,698 Hollinger Participation Trust 144A sr. notes 12 1/8s, 2010
                    (Canada) (PIK)                                                                           93,268
             30,000 Key3media Group, Inc. company guaranty 11 1/4s, 2011                                      6,000
             40,000 Mail-Well I Corp. 144A company guaranty 9 5/8s, 2012                                     28,000
             60,000 Perry-Judd company guaranty 10 5/8s, 2007                                                57,000
             30,000 PRIMEDIA, Inc. company guaranty 8 7/8s, 2011                                             23,250
            140,000 PRIMEDIA, Inc. company guaranty 7 5/8s, 2008                                            107,800
            145,000 PRIMEDIA, Inc. company guaranty Ser. B, 8 1/2s, 2006                                    113,825
             50,000 Quebecor Media, Inc. sr. disc. notes stepped-coupon zero %
                    (13 3/4s, 7/15/06), 2011 (Canada) (STP)                                                  23,750
            130,000 Quebecor Media, Inc. sr. notes 11 1/8s, 2011 (Canada)                                   111,800
             90,000 Vertis, Inc. 144A sr. notes 10 7/8s, 2009                                                89,100
             48,532 Von Hoffman Press, Inc. 144A sr. sub. notes 13 1/2s, 2009                                33,972
             40,000 Von Hoffman Press, Inc. 144A sr. sub. notes 10 3/8s, 2007                                36,200
                                                                                                      -------------
                                                                                                            977,311

Retail (1.0%)
-------------------------------------------------------------------------------------------------------------------
            130,000 Amazon.com, Inc. sr. sub. notes stepped-coupon zero %
                    (10s, 5/1/03), 2008 (STP)                                                               117,650
             80,000 Asbury Automotive Group, Inc. company guaranty 9s, 2012                                  73,200
            160,000 Autonation, Inc. company guaranty 9s, 2008                                              164,800
             50,000 J. Crew Operating Corp. 144A sr. sub. notes 10 3/8s, 2007                                42,000
            130,000 JC Penney Company, Inc. 144A notes 9s, 2012                                             127,400
             55,000 NBTY, Inc. sr. sub. notes Ser. B, 8 5/8s, 2007                                           55,000
            250,000 Saks, Inc. company guaranty 8 1/4s, 2008                                                230,000
             70,000 United Auto Group, Inc. 144A sr. sub. notes 9 5/8s, 2012                                 70,000
                                                                                                      -------------
                                                                                                            880,050

Technology (0.9%)
-------------------------------------------------------------------------------------------------------------------
             80,000 Amkor Technology, Inc. sr. notes 9 1/4s, 2008                                            57,200
             80,000 Applied Extrusion Technologies, Inc. company guaranty
                    Ser. B, 10 3/4s, 2011                                                                    64,000
            120,000 Fairchild Semiconductor International, Inc. company guaranty
                    10 3/8s, 2007                                                                           123,900
            370,000 Lucent Technologies, Inc. debs. 6.45s, 2029                                             181,300
             46,000 ON Semiconductor Corp. 144A company guaranty 12s, 2008                                   35,880
             30,000 SCG Holding & Semiconductor Corp. company guaranty
                    12s, 2009                                                                                16,800
             70,000 Seagate Technology Hdd Holdings 144A sr. notes 8s, 2009                                  69,300
             70,000 Unisys Corp. sr. notes 8 1/8s, 2006                                                      68,600
             28,000 Xerox Cap Europe PLC company guaranty 5 7/8s, 2004
                    (United Kingdom)                                                                         22,120
             72,000 Xerox Corp. 144A sr. notes 9 3/4s, 2009                                                  59,400
            120,000 Xerox Credit Corp. sr. notes 6.1s, 2003                                                 103,200
                                                                                                      -------------
                                                                                                            801,700

Textiles (0.4%)
-------------------------------------------------------------------------------------------------------------------
             45,000 Galey & Lord, Inc. company guaranty 9 1/8s, 2008 (In default) (NON)                       7,256
            108,000 Levi Strauss & Co. sr. notes 11 5/8s, 2008                                               91,800
EUR          15,000 Levi Strauss & Co. sr. notes 11 5/8s, 2008                                               11,545
            $50,000 Russell Corp. 144A sr. notes 9 1/4s, 2010                                                51,500
             60,000 Tommy Hilfiger USA, Inc. company guaranty 6.85s, 2008                                    55,200
             20,000 Tommy Hilfiger USA, Inc. company guaranty 6 1/2s, 2003                                   19,800
             60,000 Westpoint Stevens, Inc. sr. notes 7 7/8s, 2005                                           30,300
             90,000 William Carter Holdings Co. (The) company guaranty
                    Ser. B, 10 7/8s, 2011                                                                    98,550
                                                                                                      -------------
                                                                                                            365,951

Toys (0.2%)
-------------------------------------------------------------------------------------------------------------------
             95,000 Hasbro, Inc. notes 7.95s, 2003                                                           96,425
            110,000 Hasbro, Inc. notes 5.6s, 2005                                                           102,850
                                                                                                      -------------
                                                                                                            199,275

Transportation (1.2%)
-------------------------------------------------------------------------------------------------------------------
             10,000 Air Canada Corp. sr. notes 10 1/4s, 2011 (Canada)                                         6,450
            100,000 Airbus Industries 144A sinking fund Ser. D, 12.266s, 2020                                45,000
             90,000 AMR Corp. debs. 9s, 2012                                                                 69,300
            140,000 Calair, LLC/Calair Capital Corp. company guaranty 8 1/8s, 2008                           84,000
             50,000 Delta Airlines, Inc. pass-through certificates Ser. 00-1,
                    Class C, 7.779s, 2005                                                                    41,703
            160,000 Kansas City Southern Railway Co. company guaranty
                    9 1/2s, 2008                                                                            172,000
             50,000 Kansas City Southern Railway Co. 144A sr. notes 7 1/2s, 2009                             51,250
            130,000 Navistar International Corp. company guaranty Ser. B, 9 3/8s, 2006                      124,800
             90,000 Navistar International Corp. sr. notes Ser. B, 8s, 2008                                  76,500
             60,000 Northwest Airlines, Inc. company guaranty 7 5/8s, 2005                                   40,800
            160,000 Northwest Airlines, Inc. sr. notes 9 7/8s, 2007                                         104,000
            140,000 RailAmerica Transportation company guaranty 12 7/8s, 2010                               144,200
             20,000 Transportation Manufacturing Operations, Inc. company
                    guaranty 11 1/4s, 2009                                                                   13,300
             20,000 Travel Centers of America, Inc. company guaranty 12 3/4s, 2009                           21,200
             90,000 US Air, Inc. pass-through certificates Ser. 93A3, 10 3/8s, 2013                          45,000
                                                                                                      -------------
                                                                                                          1,039,503

Utilities & Power (1.3%)
-------------------------------------------------------------------------------------------------------------------
             30,000 AES Corp. (The) notes 8 3/4s, 2008                                                       15,900
            275,000 AES Corp. (The) sr. notes 8 7/8s, 2011                                                  145,750
             60,000 Calpine Corp. sr. notes 10 1/2s, 2006                                                    33,300
             10,000 Calpine Corp. sr. notes 8 3/4s, 2007                                                      5,300
             30,000 Calpine Corp. sr. notes 8 5/8s, 2010                                                     15,900
            367,000 Calpine Corp. sr. notes 8 1/2s, 2011                                                    192,675
             40,000 Calpine Corp. sr. notes 7 7/8s, 2008                                                     22,200
             30,000 CMS Energy Corp. sr. notes 8.9s, 2008                                                    24,300
             80,000 CMS Energy Corp. sr. notes 8 1/2s, 2011                                                  60,800
             70,000 CMS Panhandle Holding Corp. sr. notes 6 1/2s, 2009                                       60,725
             50,000 Edison Mission Energy sr. notes 9 7/8s, 2011                                             29,000
            271,000 Midland Funding II Corp. debs. Ser. A, 11 3/4s, 2005                                    276,420
            265,000 Mission Energy Holding Co. sec. notes 13 1/2s, 2008                                     111,300
            120,000 Tiverton/Rumford Power Associates, LP 144A pass-through
                    certificates 9s, 2018                                                                    87,600
             70,000 Western Resources, Inc. 144A 1st mtge. 7 7/8s, 2007                                      67,200
             70,000 Western Resources, Inc. 144A sr. notes 9 3/4s, 2007                                      67,200
                                                                                                      -------------
                                                                                                          1,215,570
                                                                                                      -------------
                    Total Corporate Bonds and Notes (cost $46,098,885)                                  $37,190,603

CONVERTIBLE BONDS AND NOTES (39.6%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
Automotive (1.8%)
-------------------------------------------------------------------------------------------------------------------
         $1,811,000 Tower Automotive, Inc. cv. sub. notes 5s, 2004                                       $1,614,054

Communication Services (2.8%)
-------------------------------------------------------------------------------------------------------------------
          1,450,000 American Tower Corp. cv. bonds 2 1/4s, 2009                                             784,813
          1,200,000 Brightpoint, Inc. cv. Liquid Yield Option Note (LYON)
                    zero %, 2018                                                                            336,000
          2,070,000 Nextel Communications, Inc. cv. sr. notes 4 3/4s, 2007                                1,451,574
                                                                                                      -------------
                                                                                                          2,572,387

Communications Equipment (1.0%)
-------------------------------------------------------------------------------------------------------------------
          2,020,000 Corning, Inc. cv. debs. zero %, 2015                                                    878,700

Computers (1.6%)
-------------------------------------------------------------------------------------------------------------------
            600,000 Checkpoint Systems, Inc. cv. sub. debs. 5 1/4s, 2005                                    528,000
          1,073,000 Quantum Corp. cv. sub. notes 7s, 2004                                                   895,955
                                                                                                      -------------
                                                                                                          1,423,955

Conglomerates (3.2%)
-------------------------------------------------------------------------------------------------------------------
          1,331,000 Tyco International Group SA cv. company guaranty
                    zero %, 2021 (Luxembourg)                                                               958,320
          3,070,000 Tyco International, Ltd. cv. notes zero %, 2020 (Bermuda)                             1,957,125
                                                                                                      -------------
                                                                                                          2,915,445

Consumer Cyclicals (2.1%)
-------------------------------------------------------------------------------------------------------------------
          1,500,000 Baker (J.), Inc. cv. debs. 7s, 2002 (In default) (DEF)  (NON)                           420,000
          1,500,000 Omnicom Group, Inc. cv. LYON zero %, 2031                                             1,456,875
                                                                                                      -------------
                                                                                                          1,876,875

Consumer Staples (6.0%)
-------------------------------------------------------------------------------------------------------------------
          1,880,000 AOL Time Warner, Inc. cv. sub. notes zero %, 2019                                       947,050
          1,050,000 CKE Restaurants, Inc. cv. sub. notes 4 1/4s, 2004                                       921,375
          1,350,000 Echostar Communications Corp. cv. sub. notes 4 7/8s, 2007                             1,064,813
          1,040,000 Rite Aid Corp. cv. notes 4 3/4s, 2006                                                   686,400
            180,000 Rite Aid Corp. cv. sub. notes 5 1/4s, 2002                                              177,300
          1,642,000 Standard Commercial Corp. cv. sub. debs. 7 1/4s, 2007                                 1,609,160
                                                                                                      -------------
                                                                                                          5,406,098

Electronics (5.4%)
-------------------------------------------------------------------------------------------------------------------
          1,750,000 Celestica, Inc. cv. LYON zero %, 2020 (Canada)                                          754,688
          1,494,000 Cypress Semiconductor Corp. cv. sub. debs. 3 3/4s, 2005                               1,189,598
            869,000 LSI Logic Corp. cv. sub. notes 4s, 2005                                                 697,373
          1,250,000 S3, Inc. cv. sub. notes 5 3/4s, 2003                                                    334,375
          1,800,000 Sanmina Corp. cv. sub. debs. zero %, 2020                                               564,750
          1,539,000 Solectron Corp. cv. LYON zero %, 2020                                                   892,620
          1,065,000 Solectron Corp. cv. notes zero %, 2020                                                  463,275
                                                                                                      -------------
                                                                                                          4,896,679

Financial (3.6%)
-------------------------------------------------------------------------------------------------------------------
          1,850,000 E(*)Trade Group, Inc. cv. sub. notes 6s, 2007                                         1,165,500
          1,350,000 Malan Realty Investors cv. sub. notes 9 1/2s, 2004                                    1,258,875
          1,410,000 Providian Financial Corp. cv. sr. notes 3 1/4s, 2005                                    842,475
                                                                                                      -------------
                                                                                                          3,266,850

Health Care (3.5%)
-------------------------------------------------------------------------------------------------------------------
             60,000 DaVita, Inc. cv. sub. notes 7s, 2009                                                     57,525
          3,400,000 Elan Finance Corp., Ltd. cv. LYON zero %, 2018 (Bermuda)                              1,177,250
          1,000,000 Healthsouth Corp. cv. sub. debs. 3 1/4s, 2003                                           951,250
          1,200,000 Service Corp. International cv. sub. notes 6 3/4s, 2008                               1,002,000
             10,000 Total Renal Care Holdings, Inc. 144A cv. 7s, 2009                                         9,588
                                                                                                      -------------
                                                                                                          3,197,613

Publishing (0.7%)
-------------------------------------------------------------------------------------------------------------------
            610,000 Mail-Well, Inc. cv. sub. notes 5s, 2002                                                 594,750

Retail (0.9%)
-------------------------------------------------------------------------------------------------------------------
          1,400,000 Amazon.com, Inc. cv. sub. debs. 4 3/4s, 2009                                            864,500

Software (1.8%)
-------------------------------------------------------------------------------------------------------------------
            779,000 Aether Systems, Inc. cv. sub. notes 6s, 2005                                            502,455
          1,047,000 Aspen Technology, Inc. cv. sub. debs. 5 1/4s, 2005                                      671,389
            675,000 Manugistics Group, Inc. cv. sub. notes 5s, 2007                                         342,563
            650,000 Peregrine Systems, Inc. cv. sub. notes 5 1/2s, 2007                                      99,938
                                                                                                      -------------
                                                                                                          1,616,345

Technology (3.1%)
-------------------------------------------------------------------------------------------------------------------
             71,000 Amkor Technology, Inc. cv. sub. notes 5s, 2007                                           21,566
            818,000 Amkor Technology, Inc. 144A cv. sub. notes 5s, 2007                                     248,468
          4,400,000 Xerox Corp. cv. sub. debs. 0.57s, 2018                                                2,497,000
                                                                                                      -------------
                                                                                                          2,767,034

Technology Services (2.1%)
-------------------------------------------------------------------------------------------------------------------
          1,110,000 CheckFree Corp. cv. company guaranty 6 1/2s, 2006                                       953,213
            759,000 Safeguard Scientifics, Inc. cv. sub. notes 5s, 2006                                     441,169
          1,000,000 Silicon Graphics Corp. cv. sr. notes 5 1/4s, 2004                                       540,000
                                                                                                      -------------
                                                                                                          1,934,382
                                                                                                      -------------
                    Total Convertible Bonds and Notes (cost $39,326,924)                                $35,825,667

CONVERTIBLE PREFERRED STOCKS (10.2%) (a)
NUMBER OF SHARES                                                                                              VALUE
Basic Materials (2.9%)
-------------------------------------------------------------------------------------------------------------------
                 20 Anker Coal Group, Inc. 14.25% cv. pfd.                                            $         100
             67,000 Freeport-McMoRan Copper & Gold, Inc. $1.75 cum. cv. pfd.                              1,247,875
              1,610 Hercules Trust II units 6.50% cum. cv. pfd.                                             914,480
             22,700 Smurfit-Stone Container Corp. Ser. A, $1.75 cum. cv. pfd.                               445,488
                 90 Weirton Steel Corp. Ser. C, zero % cv. pfd.                                                 180
                                                                                                      -------------
                                                                                                          2,608,123

Capital Goods (1.0%)
-------------------------------------------------------------------------------------------------------------------
             22,000 Owens-Illinois, Inc. $2.375 cv. pfd.                                                    506,000
             13,000 TXI Capital Trust I $2.75 cv. pfd.                                                      435,500
                                                                                                      -------------
                                                                                                            941,500

Communication Services (-%)
-------------------------------------------------------------------------------------------------------------------
              6,500 Global Crossing, Ltd. 6.75% cum. cv. pfd. (Bermuda)                                         325

Consumer Cyclicals (--%)
-------------------------------------------------------------------------------------------------------------------
                220 Interact Systems, Inc. 144A 14.00% cv. pfd. (In default) (NON)                                2

Consumer Staples (1.6%)
-------------------------------------------------------------------------------------------------------------------
             37,800 Sinclair Broadcast Group, Inc. Ser. D, $3.00 cv. pfd.                                 1,441,125

Energy (1.3%)
-------------------------------------------------------------------------------------------------------------------
             13,700 El Paso Corp. $4.50 cv. pfd.                                                            599,375
             20,850 El Paso Energy Capital Trust $2.375 cv. pfd.                                            583,800
                115 XCL, Ltd. 144A Ser. A, 9.50% cum. cv. pfd. (In default) (NON) (PIK)                          29
                                                                                                      -------------
                                                                                                          1,183,204

Financial (1.5%)
-------------------------------------------------------------------------------------------------------------------
             27,800 Capital One Financial Corp. $3.125 cv. pfd.                                             886,125
             16,830 Provident Finance Group $2.25 cv. pfd.                                                  481,759
                                                                                                      -------------
                                                                                                          1,367,884

Lodging & Tourism (1.3%)
-------------------------------------------------------------------------------------------------------------------
             57,000 FelCor Lodging Trust, Inc. Ser. A, $1.95 cum. cv. pfd.                                1,204,125

Utilities & Power (0.6%)
-------------------------------------------------------------------------------------------------------------------
             22,700 Sempra Energy $2.125 cv. pfd.                                                           541,963
                                                                                                      -------------
                    Total Convertible Preferred Stocks (cost $9,952,778)                                 $9,288,251

COMMON STOCKS (0.7%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
              2,125 Aurora Foods, Inc. (NON)                                                                 $3,039
                797 Call-Net Enterprises, Inc. Class B (Canada) (NON)                                           199
             25,470 Celcaribe SA (Colombia) (NON)                                                               255
            293,993 Contifinancial Corp. Liquidating Trust Units                                             12,495
              2,031 Covad Communications Group, Inc. 144A (NON)                                               2,193
                 10 Delta Funding Residual Exchange Co., LLC (NON)                                            1,945
                 10 Delta Funding Residual Management, Inc. (NON)                                                 1
              9,047 Fitzgerald Gaming Corp. (NON)                                                                90
                660 Genesis Health Ventures, Inc. (NON)                                                       9,933
             80,000 Morrison Knudsen Corp. (NON)                                                              5,600
            140,000 Paracelsus Healthcare Corp. (NON)                                                            14
              4,883 Pioneer Cos., Inc. (NON)                                                                 12,208
                144 Premium Holdings LP 144A (NON)                                                            3,016
                334 PSF Holdings LLC Class A (NON)                                                          585,024
                115 RCN Corp. (NON)                                                                              95
                102 Sun Healthcare Group, Inc. (NON)                                                            745
             14,549 VS Holdings, Inc. (NON)                                                                  14,549
                116 Washington Group Intl., Inc. (NON)                                                        1,624
                                                                                                      -------------
                    Total Common Stocks (cost $1,814,064)                                                  $653,025

PREFERRED STOCKS (0.4%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
              1,300 Brand Scaffold Services, Inc. 144A $3.625 pfd.                                          $75,400
             40,000 CSBI Capital Trust I 144A company guaranty Ser. A,
                    11.75% pfd.                                                                              45,700
                  3 Dobson Communications Corp. 12.25% pfd. (PIK)                                               840
              4,700 Fitzgeralds Gaming Corp. zero % cum. pfd.                                                    47
                 33 Nextel Communications, Inc. Ser. E, 11.125% pfd. (PIK)                                   17,160
                 31 Paxson Communications Corp. 13.25% cum. pfd. (PIK)                                      186,000
                174 Rural Cellular Corp. 12.25% pfd. (PIK)                                                   26,157
                                                                                                      -------------
                    Total Preferred Stocks (cost $675,637)                                                 $351,304

UNITS (0.1%) (a)
NUMBER OF UNITS                                                                                               VALUE
-------------------------------------------------------------------------------------------------------------------
                250 Australis Media, Ltd. units 15 3/4s, 2003 (Australia)
                    (In default) (NON)                                                                          $25
             40,000 Soi Funding Corp. 144A units 11 1/4s, 2009                                               35,800
                210 XCL, Ltd. 144A units 13 1/2s, 2004 (In default) (NON)                                    63,263
                600 XCL, Ltd. 144A units cv. cum. pfd. 9 1/2s, 2006 (In default) (NON) (PIK)                    150
                                                                                                      -------------
                    Total Units (cost $551,499)                                                             $99,238

WARRANTS (--%) (a) (NON)                                                                EXPIRATION
NUMBER OF WARRANTS                                                                            DATE            VALUE
-------------------------------------------------------------------------------------------------------------------
                  1 Anker Coal Group, Inc. 144A                                           10/28/09               $1
                 80 Birch Telecommunications, Inc. 144A (PIK)                             6/15/08                 1
                500 Comunicacion Cellular 144A (Colombia)                                 11/15/03              500
                140 Dayton Superior Corp.                                                 6/15/09             1,400
                210 Decrane Aircraft Holdings Co.                                         9/30/08                 1
                332 Diva Systems Corp.                                                    5/15/06                 3
                753 Diva Systems Corp. 144A                                               3/1/08                  8
              1,109 Genesis Health Ventures, Inc.                                         10/1/02                67
                100 Horizon PCS, Inc.                                                     10/1/10                 1
                 90 Insilco Holding Co.                                                   8/15/08                90
                220 Interact Systems, Inc.                                                8/1/03                  1
                220 Interact Systems, Inc. 144A                                           12/15/09                2
                140 iPCS, Inc. 144A                                                       7/15/10                35
                 60 IWO Holdings, Inc.                                                    1/15/11                15
                150 Jostens, Inc.                                                         5/1/10              4,350
                 60 Pliant Corp. 144A                                                     6/1/10                120
                 75 Sterling Chemicals Holdings                                           8/15/08                45
                257 Sun Healthcare Group, Inc.                                            2/28/05                 1
                 55 Telehub Communications Corp. 144A                                     7/31/05                 1
                240 Travel Centers of America, Inc. 144A                                  5/1/09                  2
                220 Ubiquitel, Inc. 144A                                                  4/15/10                 1
                420 Veraldo Holdings, Inc. 144A                                           4/15/08                 4
                 10 Versatel Telecom NV (Netherlands)                                     5/15/08                 5
                 71 Washington Group International Ser. A                                 1/25/06               172
                 82 Washington Group International Ser. B                                 1/25/06               144
                 44 Washington Group International Ser. C                                 1/25/06                66
                                                                                                      -------------
                    Total Warrants (cost $107,871)                                                           $7,036

SHORT-TERM INVESTMENTS (8.4%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
               $831 Short-term investments held as collateral for loaned
                    securities with yields ranging from 1.73% to 2.03%
                    and due dates ranging from September 3, 2002 to
                    October 11, 2002 (d)                                                                       $831
          7,607,968 Short-term investments held in Putnam commingled cash account with yields ranging from 1.70% to
                    1.96% and due dates ranging from September 4, 2002
                    to October 25, 2002 (d)                                                               7,607,968
                                                                                                      -------------
                    Total Short-Term Investments (cost $7,608,799)                                       $7,608,799
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $106,136,457)                                               $91,023,923
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $90,561,327.

(DEF) Security is in default of principal and interest.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest income at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

  (R) Real Estate Investment Trust.

  (d) See footnote 1 to the financial statements.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      The rates shown on Floating Rate Notes (FRN) are the current interest rates shown at August 31, 2002, which are subject to change based on the terms of the security.

------------------------------------------------------------------------------
Written Options Outstanding at August 31, 2002
(premium received $417,661)
Contract                                     Expiration Date/         Market
Amount                                         Strike Price           Value
------------------------------------------------------------------------------
2,432,360  JP Morgan HYDI 100 Index (Put)      May 07/100 USD        $681,791
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





STATEMENT OF ASSETS AND LIABILITIES
August 31, 2002
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value, including $750 of securities on loan
(identified cost $106,136,457) (Note 1)                                         $91,023,923
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                         1,435,260
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                    1,796,875
-------------------------------------------------------------------------------------------
Total assets                                                                     94,256,058

Liabilities
-------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                         97
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                               636,441
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                  2,101,616
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                        175,690
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                           21,579
-------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                       22,075
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                            540
-------------------------------------------------------------------------------------------
Written options outstanding, at value (premium received
$417,661) (Note 3)                                                                  681,791
-------------------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                                      831
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               54,071
-------------------------------------------------------------------------------------------
Total liabilities                                                                 3,694,731
-------------------------------------------------------------------------------------------
Net assets                                                                      $90,561,327

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Note 1)                                                        129,240,108
-------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                          (530,012)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                           (22,772,105)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                      (15,376,664)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares
outstanding                                                                     $90,561,327

Computation of net asset value
-------------------------------------------------------------------------------------------
Net asset value per share ($90,561,327 divided by 13,794,807
shares)                                                                               $6.56
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Year ended August 31, 2002
Investment income:
-------------------------------------------------------------------------------------------
Interest                                                                         $8,675,256
-------------------------------------------------------------------------------------------
Dividends                                                                           675,379
-------------------------------------------------------------------------------------------
Securities lending                                                                      106
-------------------------------------------------------------------------------------------
Total investment income                                                           9,350,741

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                    719,134
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                      162,696
-------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                   10,000
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      5,655
-------------------------------------------------------------------------------------------
Auditing                                                                             56,131
-------------------------------------------------------------------------------------------
Other                                                                               101,482
-------------------------------------------------------------------------------------------
Total expenses                                                                    1,055,098
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                           (2,764)
-------------------------------------------------------------------------------------------
Net expenses                                                                      1,052,334
-------------------------------------------------------------------------------------------
Net investment income                                                             8,298,407
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                 (7,943,819)
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions                                     (98)
-------------------------------------------------------------------------------------------
Net realized loss on written options (Notes 1 and 3)                                (18,131)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments
and written options during the year                                              (1,868,166)
-------------------------------------------------------------------------------------------
Net loss on investments                                                          (9,830,214)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                            $(1,531,807)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                          Year ended August 31
                                                               ----------------------------------------
                                                                             2002                  2001
-------------------------------------------------------------------------------------------------------
Decrease in net assets
-------------------------------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------------------------------
Net investment income                                                  $8,298,407            $9,215,037
-------------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                           (7,962,048)           (9,565,763)
-------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                             (1,868,166)             (245,928)
-------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                   (1,531,807)             (596,654)
-------------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
-------------------------------------------------------------------------------------------------------
From net investment income                                             (8,560,986)          (10,318,780)
-------------------------------------------------------------------------------------------------------
Increase from capital share transactions                                  523,991               206,550
-------------------------------------------------------------------------------------------------------
Total decrease in net assets                                           (9,568,802)          (10,708,884)

Net assets
-------------------------------------------------------------------------------------------------------
Beginning of year                                                     100,130,129           110,839,013
-------------------------------------------------------------------------------------------------------
End of year (including distributions in excess of
net investment income of $530,012 and $414,804,
respectively)                                                         $90,561,327          $100,130,129
-------------------------------------------------------------------------------------------------------

Number of fund shares
-------------------------------------------------------------------------------------------------------
Shares outstanding at beginning of year                                13,721,025            13,694,062
-------------------------------------------------------------------------------------------------------
Shares issued in connection with reinvestment of
distributions                                                              73,782                26,963
-------------------------------------------------------------------------------------------------------
Shares outstanding at end of year                                      13,794,807            13,721,025
-------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)
-----------------------------------------------------------------------------------------------------
Per-share
operating performance                                     Year ended August 31
-----------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $7.30        $8.09        $8.32        $8.82       $10.35
-----------------------------------------------------------------------------------------------------
Investment operations:
-----------------------------------------------------------------------------------------------------
Net investment income (a)                .60          .67          .74          .82          .90
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
loss on investments                     (.72)        (.71)        (.12)        (.33)       (1.20)
-----------------------------------------------------------------------------------------------------
Total from
investment operations                   (.12)        (.04)         .62          .49         (.30)
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net
investment income                       (.62)        (.75)        (.85)        (.81)        (.85)
-----------------------------------------------------------------------------------------------------
From net realized
gain on investments                       --           --           --         (.18)        (.38)
-----------------------------------------------------------------------------------------------------
Total distributions                     (.62)        (.75)        (.85)        (.99)       (1.23)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $6.56        $7.30        $8.09        $8.32        $8.82
-----------------------------------------------------------------------------------------------------
Market price,
end of period                          $6.35        $7.45       $7.938       $8.813       $8.937
-----------------------------------------------------------------------------------------------------
Total investment return at
market price (%)(b)                    (6.77)        3.91          .78        10.29        (4.74)
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $90,561     $100,130     $110,839     $113,576     $119,193
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.10         1.14         1.11         1.11         1.13
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               8.65         8.91         9.03         9.72         9.01
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 56.70       106.41        26.31        78.62        59.13
-----------------------------------------------------------------------------------------------------

(a) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements. (Note 2)

    The accompanying notes are an integral part of these financial statements.



NOTES TO FINANCIAL STATEMENTS
August 31, 2002

Note 1
Significant accounting policies

Putnam High Income Bond Fund (formerly known as High Income Convertible and Bond Fund) (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The fund's primary investment objective is high current income; its secondary objective is capital appreciation. The fund invests primarily in fixed-income securities, including debt instruments and convertible securities, rated below investment grade, which are believed not to involve undue risk to income or principal.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships, generally recognized by institutional traders, between securities. For foreign investments, if trading or events occurring in other markets after the close of the principal exchange in which the securities are traded are expected to materially affect the value of the investments, then those investments are valued, taking into consideration these events, at their fair value. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.
All premiums/discounts are amortized/ accreted on a yield-to-maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

G) Security lending The fund may lend securities, through its agent Citibank N.A., to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by Citibank N.A., the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At August 31, 2002, the value of securities loaned amounted to $750. The fund received cash collateral of $831 which is pooled with collateral of other Putnam funds into 35 issuers of high-grade short-term investments.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At August 31, 2002, the fund had a capital loss carryover of approximately $14,913,000 available to the extent allowed by tax law to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
    $4,424,000    August 31, 2008
     1,283,000    August 31, 2009
     9,206,000    August 31, 2010

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer to its fiscal year ending August 31, 2003 approximately $7,497,000 of losses recognized during the period November 1, 2001 to August 31, 2002.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, post-October loss deferrals, dividends payable, defaulted bond interest and interest on payment-in-kind securities. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended August 31, 2002, the fund reclassified $147,371 to decrease distributions in excess of net investment income and $11,810 to decrease paid-in-capital, with an increase to accumulated net realized loss of $135,561.

The tax basis components of distributable earnings and the federal tax cost as of period end was as follows:

Unrealized appreciation                      $3,050,487
Unrealized depreciation                     (18,781,832)
                                     ------------------
Net unrealized appreciation/
depreciation                                (15,731,345)
Undistributed ordinary income                   614,743
Capital loss carryforward                   (14,913,171)
                                     ------------------
Total distributable earnings               $(30,029,773)
                                     ==================
Cost for federal income
tax purposes                               $106,755,268

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.75% of the first $500 million of average weekly net assets, 0.65% of the next $500 million, 0.60% of the next $500 million and 0.55% of any amount over $1.5 billion.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

Under the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At August 31, 2002, the payable to the subcustodian bank represents the amount due for cash advanced for the settlement of a security purchased.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the year ended August 31, 2002, the fund's expenses were reduced by $2,764 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $480 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchases and sales of securities

During the year ended August 31, 2002, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $50,165,536 and $54,150,475, respectively. There were no purchases and sales of U.S. government obligations.

Written option transactions during the year are summarized as follows:

                               Contract                   Premiums
                                Amounts                   Received
---------------------------------------------------------------------------
Written options
outstanding at
beginning of year                    --                       $--
---------------------------------------------------------------------------
Options opened                 2,484,500                  847,283
Options expired                       --                       --
Options closed                   (52,140)                (429,622)
---------------------------------------------------------------------------
Written options
outstanding
at end of year                 2,432,360                 $417,661
---------------------------------------------------------------------------

Note 4
New accounting pronouncement

As required, the fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies. This Guide requires that the fund amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities. Prior to September 2001, the fund did not amortize premiums for certain fixed income securities. Adopting these accounting principles did not affect the fund's net asset value, but did change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The adoption of this principle was not material to the financial statements.


FEDERAL TAX INFORMATION
(Unaudited)


The fund has designated 6.92% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 2003 will show the tax status of all distributions paid to your account in calendar 2002.


Results of August 15, 2002 shareholder meeting
(Unaudited)

An annual meeting of shareholders of the fund was held on August 15, 2002. At the meeting, each of the nominees for Trustees was elected, as follows:
                            Common Shares
                                         Votes
                         Votes for     withheld
Jameson A. Baxter        8,834,612      476,886
Charles B. Curtis        8,834,299      477,199
John A. Hill             8,836,607      474,891
Ronald J. Jackson        8,839,812      471,686
Paul L. Joskow           8,839,512      471,986
Elizabeth T. Kennan      8,835,873      475,625
Lawrence J. Lasser       8,837,512      473,986
John H. Mullin, III      8,839,262      472,236
Robert E. Patterson      8,838,133      473,365
George Putnam, III       8,838,786      472,712
A.J.C. Smith             8,839,573      471,925
W. Thomas Stephens       8,834,062      477,436
W. Nicholas Thorndike    8,834,183      477,315

A proposal to amend the fund's investment policies was passed as follows: 5,540,752 votes for, 728,314 votes against, with 3,042,432 abstentions and broker non-votes.

A proposal recommending the termination of the fund's Investment
Management Agreement was defeated as follows: 1,523,082 votes for, 4,421,877 votes against, with 3,366,539 abstentions and broker non-votes.




TRUSTEES


Name, Address, 1 Date of Birth,
Position(s) Held with Fund
and Length of Service              Principal Occupation(s)
as a Putnam Fund Trustee 2         During Past 5 Years           Other Directorships Held by Trustee
-------------------------------------------------------------------------------------------------------
Jameson A. Baxter (9/6/43),        President, Baxter             Director of ASHTA Chemicals, Inc.,
Trustee since 1994                 Associates, Inc.              Banta Corporation (a printing and
                                   (a management                 digital imaging firm), Intermatic
                                   consulting and private        Corporation (manufacturer of energy
                                   investments firm)             control products), Ryerson Tull, Inc.
                                                                 (a steel service corporation),
                                                                 Advocate Health Care, and the
                                                                 National Center for Nonprofit
                                                                 Boards. Chairman Emeritus
                                                                 of the Board of Trustees, Mount
                                                                 Holyoke College. Also held various
                                                                 positions in investment banking and
                                                                 corporate finance, including Vice
                                                                 President and principal of the
                                                                 Regency Group and consultant to
                                                                 First Boston Corp.

Charles B. Curtis (4/27/40),       President and Chief           Member of the Council on Foreign
Trustee since 2001                 Operating Officer,            Relations, the Electric Power
                                   Nuclear Threat                Research Institute Advisory Council,
                                   Initiative (a private         the Board of Directors of the Gas
                                   foundation dedicated          Technology Institute, the University
                                   to reducing the threat        of Chicago Board of Governors for
                                   of weapons of mass            Argonne National Laboratory, the
                                   destruction), also serves     Board of Directors of the
                                   as Senior Advisor to the      Environment and Natural Resources
                                   United Nations                Program Steering Committee,
                                   Foundation                    John F. Kennedy School of
                                                                 Government, Harvard University.
                                                                 Prior to 2002, Mr. Curtis was a
                                                                 member of the Board of Directors of
                                                                 the Gas Technology Institute. Until
                                                                 2001, Mr. Curtis was a Member of
                                                                 the Department of Defense's Policy
                                                                 Board and Director of EG&G
                                                                 Technical Services, Inc. (fossil energy
                                                                 research and development support)
                                                                 and prior to May 1997, Mr. Curtis
                                                                 was Deputy Secretary of Energy.

John A. Hill (1/31/42),            Vice-Chairman and             Director of Devon Energy
Trustee since 1985 and             Managing Director,            Corporation (formerly known as
Chairman since 2000                First Reserve                 Snyder Oil Corporation),
                                   Corporation                   TransMontaigne Oil Company,
                                   (a registered investment      Continuum Health Partners of
                                   advisor investing in          New York, Sarah Lawrence College,
                                   companies in the              and various private companies owned
                                   world-wide energy             by First Reserve Corporation.
                                   industry on behalf of         Trustee of TH Lee, Putnam
                                   institutional investors)      Investment Trust (a closed-end
                                                                 investment company). Prior to
                                                                 acquiring First Reserve in 1983,
                                                                 Mr. Hill held executive positions
                                                                 with several advisory firms and
                                                                 various positions with the federal
                                                                 government, including Associate
                                                                 Director of the Office of Manage
                                                                 ment and Budget and Deputy
                                                                 Director of the Federal Energy
                                                                 Administration.

Ronald J. Jackson                  Private investor              Former Chairman, President, and
(12/17/43),                                                      Chief Executive Officer of Fisher-
Trustee since 1996                                               Price, Inc. (a toy manufacturer).
                                                                 Previously served as President and
                                                                 Chief Executive Officer of Stride-
                                                                 Rite, Inc. and Kenner Parker Toys.
                                                                 Also held financial and marketing
                                                                 positions with General Mills, Parker
                                                                 Brothers, and Talbots. President of
                                                                 the Kathleen and Ronald J. Jackson
                                                                 Foundation (charitable trust).
                                                                 Member of the Board of Overseers of
                                                                 WGBH (public television and radio).
                                                                 Member of the Board of Overseers of
                                                                 the Peabody Essex Museum.

Paul L. Joskow (6/30/47),          Elizabeth and James           Director, National Grid Group
Trustee since 1997                 Killian Professor of          (a UK-based holding company
                                   Economics and                 with interests in electric power,
                                   Management and                natural gas distribution, and
                                   Director of the Center        telecommunications networks), and
                                   for Energy and                the Whitehead Institute for
                                   Environmental Policy          Biomedical Research (a non-profit
                                   Research, Massachusetts       research institution). President of the
                                   Institute of Technology       Yale University Council. Prior to
                                                                 February 2002, March 2000, and
                                                                 September 1998, Dr. Joskow was a
                                                                 Director of State Farm Indemnity
                                                                 Company (an automobile insurance
                                                                 company), Director of New England
                                                                 Electric System (a public utility
                                                                 holding company) and a consultant
                                                                 to National Economic Research
                                                                 Associates, respectively.

Elizabeth T. Kennan                Chairman, Cambus-             Director, Northeast Utilities, and
(2/25/38),                         Kenneth Bloodstock (a         Talbots (a distributor of women's
Trustee since 1992                 limited liability company     apparel). Trustee of Centre College.
                                   involved in thoroughbred      Prior to 2001, Dr. Kennan was a
                                   horse breeding and            member of the Oversight Committee
                                   farming), President           of Folger Shakespeare Library.
                                   Emeritus of Mount             Prior to September 2000, June 2000,
                                   Holyoke College               and November 1999, Dr. Kennan
                                                                 was a Director of Chastain Real
                                                                 Estate, Bell Atlantic, and Kentucky
                                                                 Home Life Insurance, respectively.
                                                                 Prior to 1995, Dr. Kennan was a
                                                                 Trustee of Notre Dame University.
                                                                 For 12 years, she was on the faculty
                                                                 of Catholic University.

John H. Mullin, III                Chairman and CEO              Director Alex. Brown Realty, Inc.,
(6/15/41),                         of Ridgeway Farm              Sonoco Products, Inc. (a packaging
Trustee since 1997                 (a limited liability          company), The Liberty Corporation
                                   company engaged in            (a company engaged in the
                                   timber and farming)           broadcasting industry), and Progress
                                                                 Energy, Inc. (a utility company,
                                                                 formerly known as Carolina Power
                                                                 & Light). Trustee Emeritus of
                                                                 Washington & Lee University. Prior
                                                                 to October 1997, January 1998, and
                                                                 May 2001, Mr. Mullin was a Director
                                                                 of Dillon, Read and Co. Inc.,
                                                                 The Ryland Group, Inc., and
                                                                 Graphic Packaging International
                                                                 Corp., respectively.

Robert E. Patterson                Senior Partner of Cabot       Chairman of the Joslin Diabetes
(3/15/45),                         Properties, LLP and           Center, Trustee of SEA Education
Trustee since 1984                 Chairman of Cabot             Association, and Director of
                                   Properties, Inc.              Brandywine Trust Company (a trust
                                                                 company). Prior to February 1998,
                                                                 Mr. Patterson was Executive Vice
                                                                 President and Director of
                                                                 Acquisitions of Cabot Partners
                                                                 Limited Partnership. Prior to
                                                                 December 2001, Mr. Patterson was
                                                                 President and Trustee of Cabot
                                                                 Industrial Trust (publicly traded real
                                                                 estate investment trust). Prior to
                                                                 1990, Mr. Patterson was Executive
                                                                 Vice President of Cabot, Cabot &
                                                                 Forbes Realty Advisors, the
                                                                 predecessor of Cabot Partners, and
                                                                 prior to that was Senior Vice
                                                                 President of the Beal Companies.

W. Thomas Stephens                 Corporate Director            Director of Qwest Communications
(9/2/42),                                                        (communications company), Xcel
Trustee since 1997                                               Energy Incorporated (public utility
                                                                 company), TransCanada Pipelines,
                                                                 Norske Canada, Inc. (paper
                                                                 manufacturer) and Mail-Well
                                                                 (printing and envelope company).
                                                                 Prior to July 2001 and October 1999,
                                                                 Mr. Stephens was Chairman of Mail-
                                                                 Well and MacMillan-Bloedel (forest
                                                                 products company). Prior to 1996,
                                                                 Mr. Stephens was Chairman and
                                                                 Chief Executive Officer of
                                                                 Johns Manville.

W. Nicholas Thorndike              Director of various           Trustee of Northeastern University and
(3/28/33),                         corporations and              Honorary Trustee of Massachusetts
Trustee since 1992                 charitable                    General Hospital. Prior to
                                   organizations,                September 2000, April 2000, and
                                   including Courier             December 2001, Mr. Thorndike was
                                   Corporation (a book           a Director of Bradley Real Estate,
                                   manufacturer) and             Inc., a Trustee of Eastern Utilities
                                   Providence Journal Co.        Associates, and a Trustee of Cabot
                                   (a newspaper publisher)       Industrial Trust, respectively.
                                                                 Previously served as Chairman of the
                                                                 Board and managing partner of
                                                                 Wellington Management/Thorndike
                                                                 Doran Paine & Lewis, and Chairman
                                                                 and Director of Ivest Fund.

Lawrence J. Lasser*                President and Chief           Director of Marsh & McLennan
(11/1/42),                         Executive Officer             Companies, Inc. and the United Way
Trustee since 1992                 of Putnam                     of Massachusetts Bay. Member of the
Vice President since 1981          Investments, LLC,             Board of Governors of the Investment
                                   and Putnam Investment         Company Institute, Trustee of the
                                   Management, LLC               Museum of Fine Arts, Boston, a
                                                                 Trustee and Member of the Finance
                                                                 and Executive Committees of Beth
                                                                 Israel Deaconess Medical Center,
                                                                 Boston, and a Member of the
                                                                 CareGroup Board of Managers
                                                                 Investment Committee, the Council
                                                                 on Foreign Relations, and the
                                                                 Commercial Club of Boston.

George Putnam, III*                President, New                Director of The Boston Family
(8/10/51),                         Generation Research,          Office, L.L.C. (registered investment
Trustee since 1984 and             Inc. (a publisher of          advisor), Trustee of the SEA
President since 2000               financial advisory and        Education Association, Trustee of
                                   other research services       St. Mark's School, and Trustee of
                                   relating to bankrupt and      Shore Country Day School.
                                   distressed companies)         Previously, Mr. Putnam was an
                                   and New Generation            attorney with the firm of Dechert
                                   Advisers, Inc.                Price & Rhoads.
                                   (a registered
                                   investment adviser)

A.J.C. Smith (4/13/34),*           Director of Marsh &           Director of Trident Corp. (a limited
Trustee since 1986                 McLennan                      partnership with over 30 institutional
                                   Companies, Inc.               investors). Trustee of the Carnegie
                                                                 Hall Society, the Educational
                                                                 Broadcasting Corporation and the
                                                                 National Museums of Scotland.
                                                                 Chairman of the Central Park
                                                                 Conservancy. Member of the Board
                                                                 of Overseers of the Joan and
                                                                 Sanford I. Weill Graduate School
                                                                 of Medical Sciences of Cornell
                                                                 University. Fellow of the Faculty of
                                                                 Actuaries in Edinburgh, the
                                                                 Canadian Institute of Actuaries, and
                                                                 the Conference of Actuaries.
                                                                 Associate of the Society of Actuaries.
                                                                 Member of the American Actuaries,
                                                                 the International Actuarial
                                                                 Association and the International
                                                                 Association of Consulting Actuaries.
                                                                 Prior to May 2000 and November
                                                                 1999, Mr. Smith was Chairman and
                                                                 CEO, respectively, of Marsh &
                                                                 McLennan Companies, Inc.
-------------------------------------------------------------------------------------------------------
1 The address of each Trustee is One Post Office Square, Boston, MA 02109. As of August 31, 2002,
  there were 109 Putnam Funds.

2 Each Trustee serves for an indefinite term, until his or her resignation, death, or removal.

* Trustees who are or may be deemed to be "interested persons" (as defined in the Investment
  Company Act of 1940) of the fund, Putnam Management or Putnam Retail Management. Messrs. Putnam,
  III, Lasser, and Smith are deemed "interested persons" by virtue of their positions as officers or shareholders of the fund, or officers of Putnam Management, Putnam Retail Management, or Marsh &
  McLennan Companies, Inc., the parent company of Putnam Management and Putnam Retail Management.
  George Putnam, III, is the President of your Fund and each of the other Putnam Funds. Lawrence J.
  Lasser has been the President, Chief Executive Officer, and a Director of Putnam Investments, LLC,
  and Putnam Management since 1985, having begun his career there in 1969. Mr. Lasser currently also serves as a Director of Marsh & McLennan Companies, Inc., the parent company of Putnam Management.
  A.J.C. Smith is a Director of Marsh & McLennan Companies, Inc.





OFFICERS


Name, Address, 1 Date of Birth,    Inception of Service
Position(s) Held with Fund         with the Putnam Funds         Principal Occupation(s) During Past 5 Years
---------------------------------------------------------------------------------------------------------------
Charles E. Porter (7/26/38),       Since 1989                    Managing Director, Putnam Investments,
Executive Vice President,                                        LLC and Putnam Management
Treasurer & Principal
Financial Officer

Patricia C. Flaherty               Since 1993                    Senior Vice President, Putnam
(12/1/46),                                                       Investments, LLC and Putnam Management
Senior Vice President

Michael T. Healy (1/24/58),        Since 2000                    Managing Director, Putnam
Assistant Treasurer and                                          Investments, LLC
Principal Accounting
Officer

Gordon H. Silver (7/3/47),         Since 1990                    Senior Managing Director, Putnam
Vice President                                                   Investments, LLC and Putnam Management

Brett C. Browchuk                  Since 1994                    Managing Director, Putnam Investments,
(2/27/63),                                                       LLC and Putnam Management
Vice President

Ian C. Ferguson (7/3/57),          Since 1997                    Senior Managing Director, Putnam
Vice President                                                   Investments, LLC and Putnam Management

Richard G. Leibovitch              Since 1999                    Managing Director of Putnam Investments,
(10/31/63),                                                      LLC and Putnam Management. Prior to
Vice President                                                   February 1999, Managing Director at
                                                                 J.P. Morgan

Richard A. Monaghan                Since 1998                    Managing Director, Putnam Investments,
(8/25/54),                                                       LLC, Putnam Management and Putnam
Vice President                                                   Retail Management

John R. Verani                     Since 1988                    Senior Vice President, Putnam
(6/11/39),                                                       Investments, LLC and Putnam Management
Vice President

Deborah F. Kuenstner               Since 2002                    Managing Director of Putnam Management
(7/9/58),
Vice President

Stephen M. Oristaglio              Since 1998                    Senior Managing Director of Putnam
(8/21/55),                                                       Management
Vice President

Stephen C. Peacher                 Since 2000                    Managing Director of Putnam Management
(6/15/64),
Vice President
---------------------------------------------------------------------------------------------------------------

1 The address of each Officer is One Post Office Square, Boston, MA 02109.


FUND INFORMATION

ABOUT PUTNAM INVESTMENTS

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen M. Oristaglio
Vice President

Deborah F. Kuenstner
Vice President

Stephen C. Peacher
Vice President

Richard G. Leibovitch
Vice President

Richard A. Monaghan
Vice President

John R. Verani
Vice President


Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our Web site (www.putnaminvestments.com) anytime for up-to-date information about the fund's NAV.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com

84015  061  10/02